Combined Semi-Annual
Report To Shareholders
October 31, 2001

Class R Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs Large Cap Growth Fund

Riggs U.S. Government Securities Fund

Riggs Bond Fund

Riggs Intermediate Tax Free Bond Fund

Riggs Long Term Tax Free Bond Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money Market Fund

Class Y Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs U.S. Government Securities Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money Market Fund

Mutual funds are not FDIC insured and are
not deposits or obligations of or guaranteed by
Riggs Investment Corp. They involve investment
risks, including the possible loss of the principal
amount invested.
[LOGO] RIGGS FUNDS
Federated Securities Corp. Distributor

PRESIDENT’S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report for the Riggs Funds—Class R and Class Y Shares—for the first half of the funds’ current fiscal year, which is the six-month reporting period ended October 31, 2001. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for each fund.

The six-month reporting period was positive for bonds, as continued declines in interest rates caused the prices of existing bonds to rise. As stock investors are painfully aware, stocks continued to record negative returns. I urge you to remember that the short-term volatility, while painful, is part of stock investing. Positive stock performance is best pursued over time—in years if not decades. Of course, if you’re a money market fund investor, your outlook is considerably shorter—your money is at work earning daily income and ready whenever you need it.

The following highlights summarize fund performance over the six-month reporting period:

Riggs Stock Fund
The six-month reporting period was a volatile one for the U.S. stock market. As a result, the fund’s diversified portfolio of high-quality, “household name” stocks produced a negative total return. The Class R Shares total return was (18.55)%, or (20.18)% adjusted for the 2% redemption fee.1 The return was the result of a decline in net asset value. The Class Y Shares total return was (18.51)%, the result of a decline in net asset value.1 The fund’s net assets totaled $57.6 million at the end of the reporting period.

Riggs Small Company Stock Fund
As the most aggressive fund in the Riggs family, the fund invests in carefully selected stocks issued by small companies.2 Small-company stocks continued to show weakness during the reporting period. Reflecting the decline in values among small-company stocks, the total return for Class R Shares was (7.75)% or (9.60)% adjusted for the 2% redemption fee.1 The return was due to a decline in net asset value. The return for Class Y Shares was (7.62)%, the result of a decline in net asset value.1 At the end of the reporting period, the fund’s net assets totaled $42.6 million.

Riggs Large Cap Growth Fund
This fund is managed to help investors pursue capital appreciation by investing in a portfolio of the largest growth companies traded on U.S. stock markets. Class R Shares produced a total return of (31.27)%, or (32.64)% adjusted for the 2% redemption fee.1 The return was due to decline in net asset value. Net assets in the fund totaled $22.4 million at the end of the reporting period.

Riggs U.S. Government Securities Fund
This fund’s government-focused bond portfolio paid Class R Share dividends totaling $0.25 per share. The Class R Shares net asset value increased from $9.93 to $10.30. The dividends and net asset value increase resulted in a total return of 6.31%, or 4.31% adjusted for the 2% redemption fee.1 Class Y Shares paid dividends totaling $0.26 per share, while net asset value increased from $9.93 to $10.30. The dividends and net asset value increase resulted in a total return of 6.45%.1 The fund’s net assets totaled $105.0 million at the end of the reporting period.

Riggs Bond Fund
This fund is managed to help investors pursue a high level of current income through a portfolio of investment grade corporate bonds and government bonds. Class R Shares paid dividends totaling $0.26 per share, while the net asset value increased from $10.50 to $10.92. As a result, Class R Shares produced a total return of 6.54%, or 4.54% adjusted for the 2% redemption fee.1 Net assets in the fund totaled $33.6 million at the end of the reporting period.

Riggs Intermediate Tax Free Bond Fund
Designed for tax-sensitive investors, this fund pursues a high level of income free of federal income tax through a portfolio of intermediate-term, investment grade municipal bonds.3 Class R Shares paid dividends totaling $0.21 per share, while net asset value increased by $0.22. As a result, Class R Shares produced a total return of 4.22%, or 2.22% adjusted for the 2% redemption fee.1 Net assets in the fund totaled $56.3 million at the end of the reporting period.

Riggs Long Term Tax Free Bond Fund
This fund is also managed to help tax-sensitive investors pursue a high level of income free of federal income tax—through a portfolio of long-term, investment grade municipal bonds.3 Class R Shares paid dividends totaling $0.22 per share, while net asset value increased by $0.31. As a result, Class R Shares produced a total return of 5.16%, or 3.16% adjusted for the 2% redemption fee.1 Net assets in the fund totaled $54.6 million at the end of the reporting period.

Riggs Prime Money Market Fund
This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities.† The fund’s Class R Shares paid a dividend of $0.01 per share and Class Y Shares paid a dividend of $0.02 per share.1 The fund ended the reporting period with total net assets of $282.8 million.

Riggs U.S. Treasury Money Market Fund
This is the most conservative Riggs fund, which is managed to help shareholders earn daily income on their ready cash through a portfolio of direct U.S. Treasury money market securities or repurchase agreements fully backed by U.S. Treasury securities.4 The fund’s portfolio of U.S. Treasury money market securities paid dividends totaling $0.01 per share for Class R Shares and $0.01 per share for Class Y Shares over the reporting period.1 Net assets in the fund totaled $168.5 million at the end of the reporting period.

However near or far your financial goals are, thank you for pursuing them through the professional management and diversification of the Riggs Funds. We’ll continue to keep you up-to-date on your progress.

Sincerely,

/s/Peter J. Germain

Peter J. Germain
President
December 14, 2001

1
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

2	Small company stocks have historically experienced greater volatility than average.
3	Income may be subject to the federal alternative minimum tax and state and local taxes.
4
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

INVESTMENT REVIEW

Riggs Stock Fund
Riggs Small Company Stock Fund
The reporting period from May 1, 2001 through October 31, 2001 saw drastic changes in the U.S. equity markets. The third quarter of 2001 marked the worst quarter of performance for equities since 1987 as investors attempted to preserve capital by switching more assets into cash and short-term U.S. Treasury securities. Even before the terrorist attack on September 11, stocks were already discounting a recession as corporations continued to warn about disappointing earnings prospects and increased layoffs. The attack aggravated this phenomenon, sharply curtailing consumer confidence and corporate spending, resulting in an increased likelihood that the U.S. economy had entered into a recession.

However, the equity markets appear to have priced in a longer and deeper recession than will likely be the case; hence, we consider the recent sell-off a buying opportunity. While the timing of an economic rebound has been pushed into next year, the combined effect of the Federal Reserve Board’s (the ‘‘Fed’’) actions to lower interest rates and the government’s action to provide fiscal stimulus yields an increased probability that this will be a relatively mild recession. Although we do not expect a sharp recovery next year, stocks are priced attractively relative to cash and bonds.

For the reporting period, the Standard & Poor’s 500 Index (‘‘S&P 500’’)1 had a total return of (15.15)%, while the Russell 2000 Index2 of small cap stocks had a total return of (10.34)%. The worst performing sectors were Technology, Capital Goods, and Consumer Cyclicals and Services (including transportation and travel-related stocks). The sectors that held up best were Healthcare and Communication Services.

For the reporting period, the Riggs Stock Fund performed somewhat below the return of its benchmark, the S&P 500, with a total return for Class R Shares of (18.55)%, or (20.18)% adjusted for the 2% redemption fee. The total return for Class Y Shares was (18.51)%. Recent factors that contributed to performance derived from the following:

•
Greater-than-market exposure to companies and industries affected by the terrorist attack, including United Technologies Corp. (commercial aerospace supplier) and media companies AOL Time Warner, Inc. and Clear Channel Communications, Inc.

•	Weaker-than-expected earnings reports from several companies in the portfolio, particularly in the Technology and Financial Services sectors
•
Strong relative performance from a variety of individual stocks in the Energy, Healthcare, and Communications Services sectors,[3] as well as our large position in Wal-Mart Stores Inc., which bucked the poor retail trend, helping to offset the negatives above

For the reporting period, the Riggs Small Company Stock Fund out-performed its benchmark, the Russell 2000 Index, with a total return for Class R shares of (7.75)%, or (9.60)% adjusted for the 2% redemption fee. The total return for Class Y Shares was (7.62)%. The excess performance was primarily attributable to stock selection, as we maintained our sector weights relatively close to those of our benchmark. In particular, the following stocks performed very well in the third quarter: Alliant Techsystems (defense contractor), Scholastic Corp. (children’s book publisher) and Weingarten Realty Investors (shopping center REIT). Offsetting these were numerous stocks that suffered from earnings warnings, including several technology stocks and a few airline stocks that had been very profitable investments prior to September 11.

We know that such turbulent periods can be difficult for investors; however, it is times like these when we believe that our disciplined approach to investing adds the most value to our clients’ portfolios. By maintaining this focus, we strive to fulfill your long-term goals.

Riggs Large Cap Growth Fund
For the reporting period from May 1,2001 through October 31, 2001, Class R Shares of the Riggs Large Cap Growth Fund generated a total return of (31.27)%, or (32.64)% adjusted for the 2% redemption fee, compared to a total return of (15.15)% on the S&P 500 and a total return of (18.47%) on the Nasdaq Composite Index4 over the same period. The fund’s under-performance of its benchmark (S&P 500) has largely been a result of the fund’s commitment to high growth, high price-to-earnings stocks in Technology and other sectors.

The six month reporting period was most decidedly marked by the September 11 terrorist attacks on the United States. The terrorist attacks halted trading for several days and sent the already volatile markets into a steep sell-off once they re-opened. The reporting period saw the continued slowdown in the overall economy and a massive fall off in business technology spending both prior to and following September 11. Many companies responded to the difficult business environment by announcing and enacting job reductions and/or corporate restructurings.

We too have worked to respond to these challenging times by balancing the fund’s exposure to the Technology sector by investing in healthcare, consumer/retail, financial, and industrial companies that are expected to deliver decent earnings performance despite the current economic slowdown. We also have adjusted cash reserves as appropriate to provide an additional buffer against potential market downturns. From time to time, we have raised cash reserves to relatively high levels and reduced equity holdings (including large cap holdings) to relatively low levels. Since the terrorist attacks on September 11, we generally have been adding stocks and reducing cash.

We know that market and economic conditions have been extremely difficult over the last few months, and that there is no guarantee these conditions will improve in the immediate future. While some investors may be unnerved by these conditions, we nevertheless find several reasons to be

1
The S&P 500 Index is an unmanaged capitalization-weighed index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.

2
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged, and investments cannot be made in an index.

3
Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

4
The Nasdaq Composite Index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The index is unmanaged, and investments cannot be made in an index.

optimistic. First, even in the face of an economic slowdown, many of our companies have increased operating earnings. We believe their prospects may improve even further as the economy recovers. Second, monetary policy by the Fed and potential fiscal stimulus by the federal government have provided some support to the economy. Third, there are some tentative preliminary signs of a market bottom, as the market has regained its post-September 11 losses.

In challenging times such as these, it is difficult—but essential—to maintain a long-term investment perspective. It is our strategy to stay invested in growth companies, with a continued focus on technology stocks and also healthcare, financial, consumer/retail and industrial stocks. In addition, we will continue to explore selective buying opportunities in companies with positive fundamentals and positive projected earnings growth.

Riggs Bond Fund
Riggs U.S. Government Securities Fund
During the reporting period from May 1, 2001 through October 31, 2001, the U.S. fixed income markets have seen significant changes. The events on September 11 dramatically altered the former landscape. Prior to the attacks, the U.S. economy had been manifesting the classic signs of a manufacturing based recession, i.e. reduced inventory orders coupled with anemic production levels.

Since the attacks, the Fed has reduced the federal funds target rate an additional 150 basis points and remains poised to reduce rates further, if necessary. This aggressive action has resulted in the lowest Treasury bill rates since the Kennedy assassination in the 1960s. Further, since inflation (as measured by the Consumer Price Index (CPI)) was at 2.7% at the end of September, real rates of return (nominal rates less CPI) for short-dated Treasurys were negative for the first time since 1993. It is important to remember that the current crisis is not like the liquidity crisis we faced in 1998. The current situation is event-driven and thus likely to result in increased government spending and debt issuance. Reflecting this stimulative behavior, the bond market responded with a 105 basis point steepening of the yield curve (2-year vs. 30-year yields). Among sectors, Treasurys performed the best, benefiting from a flight to safety, while corporate bonds performed the worst. During the third quarter, the portfolio lagged the index due to its below benchmark duration.5 This conservative approach was taken based upon the lack of value offered by the bond market.

Going forward, perhaps the most difficult aspect is that there is no historical basis on which decisions can be made; this is truly uncharted territory. Every crisis since the attack on Pearl Harbor has yielded results reliant on the conditions prior to the “event”. There is no typical response regarding the elasticity of credit spreads or yield levels, and due to the lack of history, the fixed income markets are likely to be volatile. Based upon this type of environment, Riggs’ Investment Management Corp. (RIMCO) will look to emphasize both quality and liquidity within the portfolio. Once a clearer picture of the economy becomes apparent, we may look to capitalize on Corporate sectors that offer value.

5
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Riggs Intermediate Tax Free Fund
Riggs Long Term Tax Free Fund
During the reporting period from May 1, 2001 through October 31, 2001, the U.S. fixed income markets have seen significant changes. The events on September 11 dramatically altered the former landscape. Prior to the attacks, the U.S. economy had been manifesting the classic signs of a manufacturing based recession, i.e. reduced inventory orders coupled with anemic production levels.

Since the attacks, the Fed has reduced the federal funds target rate an additional 150 basis points and remains poised to reduce rates further, if necessary. This aggressive action has resulted in the lowest Treasury bill rates since the Kennedy assassination in the 1960s. Further, since inflation (as measured by the CPI) was at 2.7% at the end of September, real rates of return (nominal rates less CPI) for short-dated Treasurys were negative for the first time since 1993. It is important to remember that the current crisis is not like the liquidity crisis we faced in 1998. The current situation is event-driven and thus likely to result in increased government spending and debt issuance. Reflecting this stimulative behavior, the tax-exempt bond market responded with a 45 basis point steepening of the yield curve (2-year vs. 30-year yields). Among sectors, hospitals performed the best, while Transportation bonds performed the worst. During the third quarter, the portfolio lagged the index due to its below benchmark duration. This conservative approach was taken based upon the lack of value offered by the tax-exempt bond market.

Going forward, perhaps the most difficult aspect is that there is no historical basis on which decisions can be made; this is truly uncharted territory. Every crisis since the attack on Pearl Harbor has yielded results reliant on the conditions prior to the “event”. There is no typical response regarding the elasticity of credit spreads or yield levels, and due to the lack of history, the fixed income markets are likely to be volatile. Further, the attacks have caused major budgetary shortfalls at the state and local levels, and are likely going to result in increased issuance going into the fourth quarter of 2001 and the first quarter of 2002. Based upon this type of environment, RIMCO will look to emphasize both quality and liquidity within the portfolio.

Riggs U.S. Treasury Money Market Fund
Riggs Prime Money Market Fund
The reporting period from May 1, 2001 through October 31, 2001 was marked by the terrorist attacks that took place on September 11. The near-term impact from the attack includes weaker stocks, increased volatility, monetary and fiscal stimulus and steeper yield curves. The monetary stimulus came as the Fed continued to ease throughout the third quarter, lowering the Fed funds target rate by 25 basis points at the August 21 meeting, citing continued weakness in the economy. The Fed came in again on September 17 with a 50 basis point cut following the terrorist attack, bringing the rate to 3.00%, an almost 40 year low. The Fed has now eased a total of 400 basis points since the beginning of 2001.

The unemployment rate in September jumped to 4.9% from 4.5% and included a large drop in the manufacturing payroll, down a total of 1.1 million since July 2000. Gross Domestic Product came in at 0.3% for the second quarter, the lowest level in eight years, following a 1.2% rate in the first quarter. Consumer confidence in September dropped to its lowest level in over five years, fueling speculation that a recession might be deeper than anticipated.

The average maturity of the Riggs U.S. Treasury Money Market Fund was extended slightly as we increased our exposure to Treasurys, viewed as a safe haven in volatile markets and uncertain times. The three-month and six-month Treasury bill rates were down 128 and 124 basis points, respectively, with the majority of that move occurring after the attacks. The yield on the two-year Treasury note plunged 77 basis points following the attacks and was down a total of 136 basis points for the third quarter to 2.80%, the lowest yield since 1958. The spread between the two-year and thirty-year Treasury widened out over 80 basis points following September 11 and got as wide as 274 basis points, an eight year high, due primarily to the dramatic drop in rates in the short end of the curve.

The average maturity of the Riggs Prime Money Market Fund was essentially unchanged, although we increased our exposure to corporate and commercial paper in an effort to enhance the yield of the fund. Yields were down dramatically in the short end of the market as evidenced by the fact that the average seven-day simple yield on taxable money market funds was at 2.55% in late September, its lowest level since reporting began in 1975.

We will continue to look for opportunities to enhance the yield of the funds going forward when rates look attractive versus repurchase agreements. We will monitor the various sectors as well as the yield curve to find the best investments for the funds.

PORTFOLIO OF INVESTMENTS

Riggs Stock Fund
October 31, 2001 (unaudited)

Shares		Value
Common Stocks—98.2%

	Communications—5.6%

10,300	CenturyTel, Inc.	$ 325,480

28,075	Qwest Communications International, Inc.	363,571

32,153	SBC Communications, Inc.	1,225,351

26,721	Verizon Communications, Inc.	1,330,973

	Total	3,245,375

	Consumer Non-Durables—6.6%

19,650	Anheuser-Busch Cos., Inc.	818,619

25,395	Avon Products, Inc.	1,189,248

14,775	Coca-Cola Co.	707,427

14,340	Kraft Foods, Inc., Class A	483,975

8,275	Procter & Gamble Co.	610,529

	Total	3,809,798

	Consumer Services—5.1%

35,755	(1) AOL Time Warner, Inc.	1,115,914

12,869	(1) Clear Channel Communications, Inc.	490,566

37,885	(1) Comcast Corp., Class A	1,357,798

	Total	2,964,278

	Distribution Services—1.7%

8,085	AmerisourceBergen Corp.	513,883

18,460	SYSCO Corp.	445,071

	Total	958,954

	Electronic Technology—11.1%

87,460	(1) Agere Systems, Inc., Class A	402,316

53,875	(1) Cisco Systems, Inc.	911,565

30,552	(1) EMC Corp.	376,401

55,151	Intel Corp.	1,346,787

11,588	(2) International Business Machines Corp.	1,252,315

21,295	(1) LSI Logic Corp.	360,950

8,520	(1) Lexmark International, Inc.	381,270

7,250	(1) QUALCOMM, Inc.	356,120

36,855	(1) Solectron Corp.	453,316

20,710	Texas Instruments, Inc.	579,673

	Total	6,420,713

	Energy—5.8%

20,276	BP PLC, ADR	980,142

13,180	El Paso Corp.	646,611

43,823	Exxon Mobil Corp.	1,728,817

	Total	3,355,570

	Finance—17.3%

52,980	American Express Co.	1,559,201

7,600	American International Group, Inc.	597,360

44,075	Citigroup, Inc.	2,006,294

Riggs Stock Fund
Shares		Value
Common Stocks—continued

	Finance—continued

12,592	Fannie Mae	$ 1,019,448

27,463	FleetBoston Financial Corp.	902,434

16,450	Hartford Financial Services Group, Inc.	888,300

27,160	J.P. Morgan Chase & Co.	960,378

10,970	State Street Corp.	499,574

38,189	Wells Fargo & Co.	1,508,465

	Total	9,941,454

	Health Services—1.1%

5,410	(1) Wellpoint Health Networks, Inc.	603,702

	Health Technology—13.6%

24,365	American Home Products Corp.	1,360,298

19,395	(1) Amgen, Inc.	1,102,024

12,115	Baxter International, Inc.	586,003

5,370	Bristol-Myers Squibb Co.	287,026

21,790	Johnson & Johnson	1,261,859

18,850	Medtronic, Inc.	759,655

11,370	Merck & Co., Inc.	725,520

41,867	Pfizer, Inc.	1,754,227

	Total	7,836,612

	Industrial Services—2.5%

21,490	Enron Corp.	298,711

10,690	(1) Noble Drilling Corp.	326,580

32,950	Waste Management, Inc.	807,275

	Total	1,432,566

	Process Industries—2.1%

36,065	Dow Chemical Co.	1,199,161

	Producer Manufacturing—9.4%

21,200	Alcoa, Inc.	684,124

60,075	General Electric Co.	2,187,331

26,687	Tyco International Ltd.	1,311,399

23,075	United Technologies Corp.	1,243,512

	Total	5,426,366

	Retail Trade—8.6%

18,425	CVS Corp.	440,358

22,395	(1) Costco Wholesale Corp.	847,203

24,500	Lowe’s Cos., Inc.	835,450

6,734	(1) Safeway, Inc.	280,471

25,015	Target Corp.	779,217

34,165	Wal-Mart Stores, Inc.	1,756,081

	Total	4,938,780

	Technology Services—5.4%

9,762	Adobe Systems, Inc.	257,717

20,595	(1) BEA Systems, Inc.	250,023

32,930	(1) Microsoft Corp.	1,914,880

Riggs Stock Fund
Shares or Principal Amount		Value
Common Stocks—continued

	Technology Services—continued

31,765	(1) Oracle Corp.	$ 430,733

10,670	(2) SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	274,219

	Total	3,127,572

	Utilities—2.3%

18,140	(1) Calpine Corp.	448,965

13,340	Exelon Corp.	561,214

6,530	TXU Corp.	299,335

	Total	1,309,514

	Total Common Stocks (identified cost $51,145,691)	56,570,415

(3) Repurchase Agreement—1.0%

$576,000	Paine Webber, 2.50%, dated 10/31/2001, due 11/1/2001 (at amortized cost)	576,000

	Total Investments (identified cost $51,721,691)(4)	$57,146,415

(1)	Non-income producing security.
(2)	Certain share amounts on loan to broker.
(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4)
The cost of investments for federal tax purposes amounts to $51,721,691. The net unrealized appreciation of investments on a federal tax basis amounts to $5,424,724 which is comprised of $10,850,317 appreciation and $5,425,593 depreciation at October 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($57,616,559) at October 31, 2001.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Small Company Stock Fund
October 31, 2001 (unaudited)

Shares		Value
Common Stocks—86.0%

	Commercial Services—5.8%

12,170	ABM Industries, Inc.	$ 332,241

9,440	(1) Administaff, Inc.	212,306

13,190	(1) American Management Systems, Inc.	173,844

69,590	(1) Answerthink, Inc.	262,354

5,815	(1) F.Y.I., Inc.	209,049

7,765	FactSet Research Systems, Inc.	192,184

2,865	Fair, Isaac & Co., Inc.	136,231

17,413	(1) On Assignment, Inc.	282,265

42,325	(1) Spherion Corp.	304,740

20,114	(1) Watson Wyatt & Co. Holdings	354,811

	Total	2,460,025

	Consumer Durables—2.3%

15,080	D. R. Horton, Inc.	337,038

6,430	Ethan Allen Interiors, Inc.	205,824

6,610	Harman International Industries, Inc.	218,460

14,957	(1) Universal Electronics, Inc.	220,466

	Total	981,788

	Consumer Non-Durables—6.1%

4,615	(1) American Italian Pasta Co., Class A	187,969

10,640	(1) Columbia Sportswear Co.	304,198

5,480	(1) Constellation Brands, Inc., Class A	224,899

11,735	(1) Hain Celestial Group, Inc.	231,414

26,810	(1) NBTY, Inc.	228,689

8,210	(1) Scotts Co. (The), Class A	330,945

17,390	(1) Skechers USA, Inc., Class A	188,160

13,550	(1) Smithfield Foods, Inc.	285,227

26,730	(1) Vans, Inc.	383,843

14,282	Wolverine World Wide, Inc.	210,374

	Total	2,575,718

	Consumer Services—6.7%

21,827	(1) Boca Resorts, Inc., Class A	204,082

13,015	(1) Corinthian Colleges, Inc.	475,438

17,650	(1) Information Holdings, Inc.	386,711

14,561	(1) Jack in the Box, Inc.	358,201

13,605	(1) Kroll, Inc.	217,680

11,125	(1) Rare Hospitality International, Inc.	202,809

22,509	Regis Corp.	478,541

13,595	Ruby Tuesday, Inc.	234,378

6,126	(1) Scholastic Corp.	273,832

	Total	2,831,672

	Distribution Services—0.7%

10,950	(1) Performance Food Group Co.	321,820

Riggs Small Company Stock Fund
Shares		Value
Common Stocks—continued

	Electronic Technology—10.7%

20,770	(1) AXT, Inc.	$ 226,808

29,497	(1) (2) Aeroflex, Inc.	432,721

2,363	(1) Alliant Techsystems, Inc.	206,195

12,780	(1) Alpha Industries, Inc.	297,518

5,450	(1) (2) AstroPower, Inc.	209,880

36,310	(1) Axcelis Technologies, Inc.	476,024

9,595	(1) (2) Brooks Automation, Inc.	309,727

10,115	(1) Cymer, Inc.	211,403

12,070	(1) Excel Technology, Inc.	187,568

33,535	(1) Kopin Corp.	422,206

17,375	(1) LTX Corp.	285,992

11,720	(1) Photronics, Inc.	290,890

28,625	(1) SBS Technologies, Inc.	439,394

27,420	(1) (2) Terayon Communication Systems, Inc.	311,217

10,130	(1) Triumph Group, Inc.	260,240

	Total	4,567,783

	Energy—5.2%

16,125	(1) Lone Star Technologies, Inc.	265,095

16,520	Massey Energy Co.	338,660

30,396	(1) Nuevo Energy Co.	428,584

16,200	(1) Plains Resources, Inc.	442,260

20,880	Vintage Petroleum, Inc.	365,191

19,905	(2) XTO Energy, Inc.	358,290

	Total	2,198,080

	Finance—8.2%

5,708	Apartment Investment & Management Co., Class A	239,565

7,966	(1) BankUnited Financial Corp., Class A	116,304

14,455	Boston Private Financial Holdings, Inc.	293,581

4,340	Commerce Bancorp, Inc.	316,820

5,935	Cullen/Frost Bankers, Inc.	160,008

11,462	(1)(2) Financial Federal Corp.	286,550

13,744	First American Corp.	228,838

25,929	First Charter Corp.	422,643

13,468	Hudson United Bancorp	350,033

6,970	Raymond James Financial, Inc.	203,733

8,755	Staten Island Bancorp, Inc.	253,370

10,582	Sterling Bancorp	283,598

6,602	Weingarten Realty Investors	330,364

	Total	3,485,407

	Health Services—5.8%

4,306	(1) AdvancePCS, Inc.	261,676

3,260	(1) Cerner Corp.	175,225

13,060	(1) Coventry Health Care, Inc.	280,006

41,343	Hooper Holmes, Inc.	283,200

23,845	(2) Owens & Minor, Inc.	419,910

Riggs Small Company Stock Fund
Shares		Value
Common Stocks—continued

	Health Services—continued

15,065	(1) Priority Healthcare Corp., Class B	$ 435,228

6,680	(1) Renal Care Group, Inc.	209,752

10,555	(1) Universal Health Services, Inc., Class B	426,316

	Total	2,491,313

	Health Technology—7.8%

12,736	(1) (2) Cell Therapeutics, Inc.	382,462

4,602	(1) Cephalon, Inc.	290,156

27,195	(1) Eclipsys Corp.	339,666

9,855	(1) (2) Enzo Biochem, Inc.	202,225

31,912	(1) Guilford Pharmaceuticals, Inc.	346,564

12,349	(1) IDEXX Laboratories, Inc.	311,195

10,632	(1) Lumenis Ltd.	211,577

9,920	(1) Protein Design Labs, Inc.	327,459

11,390	(1) Respironics, Inc.	383,615

4,711	Varian Medical Systems, Inc.	316,108

26,301	(1) XOMA Ltd.	196,468

	Total	3,307,495

	Industrial Services—5.1%

11,964	(1) Anixter International, Inc.	296,707

13,710	(1) Cal Dive International, Inc.	286,402

25,630	(1) Casella Waste Systems, Inc.	299,615

15,133	(1) (2) Insituform Technologies, Inc., Class A	289,948

8,700	(1) Precision Drilling Corp.	220,806

17,320	(1) Pride International, Inc.	222,735

10,299	(1) (2) Shaw Group, Inc. (The)	283,222

10,750	(1) Tetra Tech, Inc.	278,210

	Total	2,177,645

	Non-Energy Minerals—1.1%

9,255	Florida Rock Industries, Inc.	260,991

14,147	(1) Stillwater Mining Co.	220,552

	Total	481,543

	Process Industries—2.5%

6,770	AptarGroup, Inc.	203,777

7,730	Cambrex Corp.	286,010

18,346	Delta & Pine Land Co.	331,145

4,275	OM Group, Inc.	258,851

	Total	1,079,783

	Producer Manufacturing—5.0%

21,567	(1) A.S.V., Inc.	222,140

41,127	(1) DuraSwitch Industries, Inc.	359,861

19,310	(1) Global Power Equipment Group, Inc.	289,457

6,625	(1) Mettler-Toledo International, Inc.	304,154

11,162	Oshkosh Truck Corp.	427,505

Riggs Small Company Stock Fund
Shares or Principal Amount		Value
Common Stocks—continued

	Producer Manufacturing—continued

7,635	Roper Industries, Inc.	$ 323,724

18,250	(1) Steel Dynamics, Inc.	189,800

	Total	2,116,641

	Retail Trade—7.4%

12,627	(1) American Eagle Outfitters, Inc.	345,980

9,025	(1) AnnTaylor Stores Corp.	198,550

14,760	(1) Genesco, Inc.	269,370

16,985	(1) Linens ’N Things, Inc.	309,127

7,540	(1) Michaels Stores, Inc.	387,330

24,445	Midas, Inc.	250,561

20,800	(1) (2) Rent-A-Center, Inc.	566,800

19,414	(1) Steven Madden Ltd.	174,726

8,353	(1) (2) Whole Foods Market, Inc.	290,267

19,134	(1) (2) Yankee Candle Co., Inc. (The)	350,152

	Total	3,142,863

	Technology Services—1.2%

13,388	(1) (2) Insight Enterprises, Inc.	217,555

30,125	(1) Ulticom, Inc.	289,200

	Total	506,755

	Transportation—2.4%

16,275	(1) Atlantic Coast Airlines Holdings, Inc.	305,645

25,023	(1) Frontier Airlines, Inc.	273,752

39,026	(1) Mesa Air Group, Inc.	208,789

13,926	SkyWest, Inc.	254,846

	Total	1,043,032

	Utilities—2.0%

18,970	Energen Corp.	464,765

20,335	NorthWestern Corp.	391,449

	Total	856,214

	Total Common Stocks (identified cost $34,924,227)	36,625,577

Mutual Fund—4.7%

23,525	(2) I Shares, Russell 2000 Index Fund (identified cost $2,325,609)	2,001,978

(3) Repurchase Agreement—9.2%

$3,919,000	Paine Webber, 2.50%, dated 10/31/2001, due 11/1/2001 (at amortized cost)	3,919,000

	Total Investments (identified cost $41,168,836)(4)	$42,546,555

(1)	Non-income producing security.
(2)	Certain shares amounts on loan to broker.
(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4)
The cost of investments for federal tax purposes amounts to $41,168,836. The net unrealized appreciation of investments on a federal tax basis amounts to $1,377,719 which is comprised of $4,527,644 appreciation and $3,149,925 depreciation at October 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($42,573,675) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Large Cap Growth Fund
October 31, 2001 (unaudited)

Shares		Value
Common Stocks—95.0%

	Banks Major Regional—4.8%

27,000	Wells Fargo & Co.	$ 1,066,500

	Biotechnology—2.4%

8,600	(1) Invitrogen Corp.	527,524

	Communications Equipment—1.2%

17,000	(1) CIENA Corp.	276,420

	Computers & Peripherals—4.5%

9,300	International Business Machines Corp.	1,005,051

	Computers Software & Services—17.3%

28,500	(1) BEA Systems, Inc.	345,990

17,500	(1) Check Point Software Technologies Ltd.	516,600

7,000	(1) Mercury Interactive Corp.	166,740

13,650	(1) Microsoft Corp.	793,747

12,000	(1) Netegrity, Inc.	140,880

55,000	(1) Oracle Corp.	745,800

14,550	(1) Siebel Systems, Inc.	237,602

24,000	(1) Sonicwall, Inc.	340,800

11,000	(1) Veritas Software Corp.	312,180

6,900	(1) Verisign, Inc.	267,099

	Total	3,867,438

	Electric Companies—3.7%

31,400	(1) Mirant Corp.	816,400

	Electrical Equipment—8.9%

54,800	General Electric Co.	1,995,268

	Electronic-Instruments—2.5%

15,750	(1) Waters Corp.	558,967

	Entertainment—3.4%

24,300	(1) AOL Time Warner, Inc.	758,403

	Financials Diversified—5.3%

26,100	Citigroup, Inc.	1,188,072

	Health Care-Drugs/Pharmaceuticals—13.0%

11,700	Lilly (Eli) & Co.	895,050

12,300	Merck & Co., Inc.	784,863

29,500	Pfizer, Inc.	1,236,050

	Total	2,915,963

	Health Care-Medical Products/Supplies—3.6%

19,900	Medtronic, Inc.	801,970

	Health Care Special Services—1.8%

11,000	(1) Impath, Inc.	405,570

	Insurance Multi-Line—4.0%

11,500	American International Group, Inc.	903,900

	Manufacturing Diversified—4.4%

20,000	Tyco International Ltd.	982,800

Riggs Large Cap Growth Fund
Shares or Principal Amount		Value
Common Stocks—continued

	Media—1.4%

15,800	(1) Gemstar-TV Guide International, Inc.	$ 320,266

	Power Produces-Independent—1.9%

16,900	(1) Calpine Corp.	418,275

	Retail-General Merchandise Chain—3.3%

14,250	Wal-Mart Stores, Inc.	732,450

	Retail-Specialty—2.7%

24,400	(1) Bed Bath & Beyond, Inc.	611,464

	Retail Stores-Drug Store—2.5%

17,500	Walgreen Co.	566,650

	Services Commercial & Consumer—0.8%

7,500	Macrovision Corp.	184,575

	Utilities—1.6%

25,200	Enron Corp.	350,280

	Total Common Stocks (identified cost $29,434,413)	21,254,206

(2) Repurchase Agreements—5.0%

$560,000	Goldman Sachs Group, 2.49%, dated 10/31/2001, due 11/1/2001	560,000

561,000	Paine Webber, 2.50%, dated 10/31/2001, due 11/1/2001	561,000

	Total Repurchase Agreements (at amortized cost)	1,121,000

	Total Investments (identified cost $30,555,413)(3)	$22,375,206

(1)	Non-income producing security.
(2)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)
The cost of investments for federal tax purposes amounts to $30,555,413. The net unrealized depreciation of investments on a federal tax basis amounts to $8,180,207 which is comprised of $716,431 appreciation and $8,896,638 depreciation at October 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($22,362,737) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs U.S. Government Securities Fund
October 31, 2001 (unaudited)

Principal Amount		Value
Corporate Bond—0.8%

	Finance—0.8%

$ 766,589	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004 (identified cost $766,469)	$ 802,281

Government Agencies—62.9%

	Federal Agricultural Mortgage Association—1.9%

1,700,000	8.07%, 4/16/2007	2,010,046

	Federal Home Loan Mortgage Corporation—25.5%

2,025,291	6.00%, 4/1/2003	2,045,604

14,500,000	6.25%, 10/15/2002	15,068,835

1,613,603	6.50%, 7/1/2004	1,641,582

900,000	6.943%, 3/21/2007	1,013,922

6,500,000	7.375%, 5/15/2003	6,980,155

	Total	26,750,098

	Federal National Mortgage Association—21.4%

6,500,000	5.75%, 4/15/2003	6,810,375

14,500,000	6.75%, 8/15/2002	15,027,220

290,105	7.50%, 6/1/2012	306,876

214,238	9.50%, 6/25/2018	237,727

78,287	9.50%, 7/25/2019	87,359

	Total	22,469,557

	Government National Mortgage Association—13.0%

2,399,790	6.50%, 5/15/2028	2,483,039

7,655,018	7.00%, 8/15/2027	8,035,396

4,572	7.50%, 6/15/2026	4,829

13,196	7.50%, 10/15/2026	13,939

1,838,740	7.50%, 10/15/2027	1,938,731

1,056,455	8.00%, 10/15/2027	1,123,139

	Total	13,599,073

	Student Loan Marketing Association—1.1%

1,000,000	7.30%, 8/1/2012	1,184,220

	Total Government Agencies (identified cost $63,564,336)	66,012,994

U.S. Treasury Obligations—34.6%

	U.S. Treasury Bonds—16.4%

321,000	(1) 6.125%, 11/15/2027	371,792

2,164,000	(1) 6.125%, 8/15/2029	2,528,937

1,241,000	6.25%, 8/15/2023	1,433,082

1,245,000	(1) 6.50%, 11/15/2026	1,499,964

2,000,000	7.125%, 2/15/2023	2,534,160

1,250,000	(1) 7.25%, 8/15/2022	1,599,438

2,200,000	(1) 7.875%, 2/15/2021	2,964,038

2,800,000	(1) 8.00%, 11/15/2021	3,835,132

325,000	(1) 12.00%, 8/15/2013	474,948

	Total	17,241,491

Riggs U.S. Government Securities Fund
Principal Amount		Value
U.S. Treasury Obligations—continued

	U.S. Treasury Notes—18.2%

$16,876,478	(1) 3.50%, 1/15/2011	$ 17,525,547

1,000	(1) 6.50%, 5/15/2005	1,110

1,400,000	(1) 7.00%, 7/15/2006	1,602,930

	Total	19,129,587

	Total U.S. Treasury Obligations (identified cost $32,893,677)	36,371,078

(2) Repurchase Agreement—1.1%

1,111,000	Paine Webber, 2.50%, dated 10/31/2001, due 11/1/2001 (at amortized cost)	1,111,000

	Total Investments (identified cost $98,335,482)	$104,297,353

(1)	Certain principal amounts on loan to broker.
(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)	The cost of investments for federal tax purposes amounts to $98,919,305. The net unrealized appreciation of investments on a federal tax basis amounts to $5,378,048 at October 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($104,969,157) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Bond Fund
October 31, 2001 (unaudited)

Principal Amount		Value
Asset-Backed Securities—10.1%

$1,265,000	California Infrastructure & Economic Development Bank Special Purpose Trust 1997-1, Class A6, 6.31%, 9/25/2008	$ 1,350,350

1,265,000	California Infrastructure & Economic Development Bank Special Purpose Trust 1997-1, Class A7, 6.42%, 9/25/2008	1,366,972

636,269	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004	665,893

	Total Asset-Backed Securities (identified cost $3,155,242)	3,383,215

Collateralized Mortgage Obligations—10.2%

	Finance—10.2%

1,240,000	Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.00%, 4/15/2023	1,305,088

231,514	Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	256,898

89,261	Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	99,604

1,680,000	Prudential Home Mortgage Securities 1993-35, Class A7, 6.75%, 9/25/2008	1,757,045

21,004	Resolution Trust Corp. 1995-2, Class M1, 7.15%, 5/25/2029	21,589

	Total Collateralized Mortgage Obligations (identified cost $3,296,017)	3,440,224

Corporate Bonds—12.0%

	Finance—12.0%

500,000	Bank One Corp., Note, 7.60%, 5/1/2007	557,200

1,445,000	Countrywide Mortgage Investments, Note, 6.28%, 1/15/2003	1,496,500

366,000	J.P. Morgan Chase & Co., 7.25%, 6/1/2007	406,373

800,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	832,136

691,000	Morgan Stanley, Dean Witter & Co., Note, 6.125%, 10/1/2003	727,208

	Total Corporate Bonds (identified cost $3,767,412)	4,019,417

Government Agencies—8.6%

	Federal Farm Credit Bank—2.5%

715,000	9.20%, 8/22/2005	851,243

	Federal Home Loan Mortgage Corp.—5.9%

1,900,000	6.25%, 10/15/2002	1,974,537

	Student Loan Marketing Association—0.2%

70,000	7.30%, 8/1/2012	82,895

	Total Government Agencies (identified cost $2,820,234)	2,908,675

Mortgage Backed Securities—19.3%

	Federal Home Loan Mortgage Corp.—0.2%

69,385	6.50%, 7/1/2004	70,588

	Federal National Mortgage Association—1.0%

324,804	7.50%, 6/1/2012	343,581

	Government National Mortgage Association—18.1%

2,572,102	6.50%, 5/15/2028	2,661,328

167,302	6.50%, 9/15/2028	172,739

1,806,948	7.00%, 8/15/2027	1,896,736

145,613	7.00%, 7/15/2028	152,121

848,107	7.50%, 6/15/2026	895,813

175,840	7.50%, 12/15/2026	185,731

44,846	7.50%, 1/15/2027	47,369

Riggs Bond Fund

Principal Amount		Value
Mortgage Backed Securities—continued

	Government National Mortgage Association—continued

$ 22,944	7.50%, 4/15/2027	$ 24,234

32,258	8.00%, 6/15/2026	34,380

16,327	8.00%, 8/15/2027	17,358

	Total	6,087,809

	Total Mortgage Backed Securities (identified cost $6,180,737)	6,501,978

U.S. Treasury Obligations—38.9%

	U.S. Treasury Bill—5.1%

1,715,000	(1) 2.17%, 1/24/2002	1,707,420

	U.S. Treasury Bonds—12.1%

1,174,000	(1) 6.125%, 8/15/2029	1,371,983

1,730,000	(1) 6.25%, 8/15/2023	1,997,769

519,000	(1) 6.50%, 11/15/2026	625,286

50,000	6.75%, 8/15/2026	61,885

	Total	4,056,923

	U.S. Treasury Notes—21.7%

6,409,757	3.50%, 1/15/2011	6,656,277

250,000	(1) 6.50%, 5/15/2005	277,620

317,000	(1) 5.875%, 11/15/2005	346,548

	Total	7,280,445

	Total U.S. Treasury Obligations (identified cost $12,406,046)	13,044,788

(2) Repurchase Agreement—0.6%

194,000	Paine Webber, 2.50%, dated 10/31/2001, due 11/1/2001 (at amortized cost)	194,000

	Total Investments (identified cost $31,819,688)(3)	$33,492,297

(1)	Certain principal amounts on loan to broker.
(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)	The cost of investments for federal tax purposes amounts to $31,883,307. The net unrealized appreciation of investments on a federal tax basis amounts to $1,608,990 at October 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($33,595,644) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Intermediate Tax Free Bond Fund
October 31, 2001 (unaudited)

Principal Amount		Value
Long-Term Municipals—97.9%

	Arizona—3.5%

$1,000,000	Maricopa County, AZ, Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	$ 1,062,820

875,000	University Arizona, Revenue Bonds, 6.25% (Original Issue Yield: 6.33%), 6/1/2004	911,741

	Total	1,974,561

	Florida—1.8%

1,000,000	Osceola County, FL, Transportation Revenue Bonds, Osceola Parkway Project, 6.10% (MBIA INS), 4/1/2017	1,032,740

	Georgia—3.6%

1,000,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds (Series A), 4.90% (Original Issue Yield: 4.95%), 1/1/2003	1,030,300

950,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds (Series Z), 5.10% (FSA INS)/(Original Issue Yield: 5.15%), 1/1/2005	1,012,615

	Total	2,042,915

	Hawaii—9.6%

2,000,000	Hawaii State, GO UT (Series CB), Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	2,212,400

1,000,000	Hawaii State, GO UT (Series CL), 5.10% (Original Issue Yield: 5.15%), 3/1/2006	1,074,380

1,000,000	Hawaii State, GO UT (Series CM), 6.00% (FGIC INS), 12/1/2005	1,115,880

1,000,000	Honolulu, HI, City & County, GO UT (Series B), Refunding Bonds, 5.00% (Original Issue Yield: 5.05%), 10/1/2002	1,025,740

	Total	5,428,400

	Illinois—16.3%

1,000,000	Chicago, IL, O’Hare International Airport, (Series A), 6.375% (MBIA INS)/(Original Issue Yield: 6.735%), 1/1/2012	1,105,720

1,000,000	Chicago, IL, O’Hare International Airport, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	1,082,710

1,000,000	Chicago, IL, Public Building Commission, Revenue Bonds (Series C), 5.80% (Park District)/(FGIC INS)/(Original Issue Yield: 5.886%), 1/1/2013	1,060,640

1,550,000	Chicago, IL, GO UT Refunding Bonds, 6.30% (AMBAC INS)/(Original Issue Yield: 6.40%), 1/1/2005	1,703,590

1,000,000	Chicago, IL, GO UT, 5.40% (FGIC INS), 1/1/2005	1,076,810

1,000,000	Chicago, IL, GO UT, 5.80% (FGIC INS)/(Original Issue Yield: 5.82%), 1/1/2013	1,060,640

1,000,000	Lake County, IL (Series A), Water & Sewer Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.65%), 12/1/2009	1,054,660

1,000,000	Northern Cook County, IL, Solid Waste Agency, Resource Recovery Improvement Bonds, 6.30% (MBIA INS)/(Original Issue Yield: 6.40%), 5/1/2004	1,027,400

	Total	9,172,170

	Kansas—3.7%

1,000,000	Johnson County, KS, Unified School District #233, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 5.30%), 9/1/2017	1,053,830

1,000,000	Topeka, KS (Series B), 5.00% (MBIA INS), 8/15/2016	1,023,320

	Total	2,077,150

	Louisiana—3.6%

2,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.95% (AXA LOC), 6/15/2019	2,042,660

	Massachusetts—1.8%

1,000,000	Massachusetts HEFA (Series E), Refunding Revenue Bonds, 5.50% (Original Issue Yield: 6.30%), 10/1/2019	1,010,530

	Michigan—8.1%

1,000,000	Central Michigan University, Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.40%), 10/1/2013	1,048,580

865,000	Michigan State Building Authority (Series I), Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.40% (Original Issue Yield: 5.50%), 10/1/2005	940,307

Riggs Intermediate Tax Free Bond Fund
Principal Amount		Value
Long-Term Municipals—continued

	Michigan—continued

$ 500,000	Redford Township, MI, GO UT, 5.00% (AMBAC INS)/(Original Issue Yield: 7.15%), 4/1/2009	$ 516,195

1,000,000	White Cloud, MI, GO, 5.50% (Original Issue Yield: 5.75%), 5/1/2020	1,045,490

1,000,000	Wyoming, MI, Public Schools, GO UT, 5.25% (Original Issue Yield: 5.425%), 5/1/2017	1,029,650

	Total	4,580,222

	Minnesota—1.8%

1,000,000	Minneapolis, MN, Special School District No. 001, GO UT, 4.50% (Original Issue Yield: 4.30%), 2/1/2011	1,035,850

	Nevada—5.7%

1,000,000	Clark County, NV, School District, GO LT (Series B), 5.50% (FGIC INS), 6/15/2015	1,068,190

1,000,000	Clark County, NV, Passenger Facility Charge Revenue Bonds (Series A), 5.70% (AMBAC INS), 7/1/2002	1,023,040

1,000,000	Washoe County, NV, Hospital Facilities, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.10%), 6/1/2009	1,092,530

	Total	3,183,760

	New Jersey—1.9%

1,000,000	West Deptford Township, NJ, GO, 5.375% (FGIC INS), 9/1/2018	1,057,530

	New Mexico—1.9%

1,000,000	Santa Fe, NM, Community College District, GO UT, 5.45% (Original Issue Yield: 5.55%), 8/1/2010	1,075,550

	Rhode Island—2.9%

1,535,000	Rhode Island Housing & Mortgage Finance Corp. (Series A), Refunding Revenue Bonds, 5.45% (AMBAC INS), 7/1/2004	1,609,064

	Texas—19.2%

1,000,000	Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	1,052,760

1,000,000	Dallas-Fort Worth, TX, Regional Airport, Refunding Revenue Bonds, (Series A), 7.75% (FGIC INS), 11/1/2003	1,101,590

1,000,000	Harris County, TX, GO LT, Correctional Facility Improvement Bonds, 5.50% (Original Issue Yield: 5.55%), 10/1/2011	1,065,170

1,000,000	Johnson County, TX, GO UT, 5.00% (FSA INS)/(Original Issue Yield: 4.85%), 2/15/2016	1,020,670

1,000,000	Matagorda County, TX, Navigation District Number One, Refunding Revenue Bonds, 5.80% (Houston Light & Power Co.)/(MBIA INS)/(Original Issue Yield: 6.097%), 10/15/2015	1,012,300

1,000,000	Montgomery County, TX, GO, 5.50% (FGIC INS), 9/1/2017	1,053,160

1,000,000	North Texas Tollway Authority, Dallas North Tollway System Revenue Bonds (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,043,040

1,000,000	San Antonio, TX, Electric & Gas, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015	1,053,900

1,000,000	Spring, TX, Independent School District, 5.25%, 2/15/2019	1,015,160

845,000	Texas Water Development Board, Revenue Bonds, 3.95% (AMBAC INS), 8/15/2003	869,049

500,000	Weatherford, TX, Utility System, Revenue Bonds, 5.25% (FSA INS)/ (Original Issue Yield: 4.75%),9/1/2012	523,275

	Total	10,810,074

	Utah—3.7%

580,000	Intermountain Power Agency, Utah (Series B), Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.79%), 7/1/2017	587,180

420,000	Intermountain Power Agency, Utah (Series B), Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.79%), 7/1/2017	429,584

440,000	Intermountain Power Agency, Utah (Series C), 5.00% (Original Issue Yield: 4.70%), 7/1/2004	463,558

560,000	Intermountain Power Agency, Utah (Series C), 5.00% (Original Issue Yield: 4.99%), 7/1/2004	592,351

	Total	2,072,673

	Virginia—1.2%

605,000	Chesapeake, VA, IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.50%), 6/1/2005	653,999

	Washington—5.7%

1,000,000	Snohomish County, WA, School District No. 6, GO UT Refunding Bonds, 5.45% (FGIC INS),12/1/2005	1,096,090

1,000,000	Washington State Public Power Supply System (Series B), 5.40% (Original Issue Yield: 5.45%), 7/1/2005	1,078,910

Riggs Intermediate Tax Free Bond Fund
Principal Amount or Shares		Value
Long-Term Municipals—continued

	Washington—continued

$1,000,000	Washington State Public Power Supply System (Series C), 5.00% (AMBAC INS), 7/1/2003	$ 1,043,120

	Total	3,218,120

	Wyoming—1.9%

1,000,000	Wyoming Building Corp., Correctional Facility Improvement Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.05%), 10/1/2013	1,046,170

	Total Long-Term Municipals (identified cost $52,968,944)	55,124,138

Mutual Fund—0.9%

505,854	SEI Tax Exempt Money Market Fund (at amortized cost)	505,854

	Total Investments (identified cost $53,474,798)(1)	$55,629,992

(1)
The cost of investments for federal tax purposes amounts to $53,408,041. The net unrealized appreciation of investments on a federal tax basis amounts to $2,221,951 which is comprised of $2,260,668 appreciation and $38,717 depreciation at October 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($56,314,894) at October 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	—American Municipal Bond Assurance Corporation	INS	—Insured
FGIC	—Financial Guaranty Insurance Corporation	LOC	—Letter of Credit
FSA	—Financial Security Assurance	LT	—Limited Tax
GO	—General Obligation	MBIA	—Municipal Bond Insurance Association
HEFA	—Health and Education Facilities Authority	PFA	—Public Facility Authority
IDA	—Industrial Development Authority	UT	—Unlimited Tax

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Long Term Tax Free Bond Fund
October 31, 2001 (unaudited)

Principal Amount		Value
Long-Term Municipals—98.0%

	Alabama—1.9%

$1,000,000	Alabama State Public School & College Authority, Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 4.826%), 11/1/2014	$ 1,057,190

	Alaska—0.7%

350,000	Alaska State Housing Finance Corp., Revenue Bonds (Series 1), Veterans Mortgage Program, 6.30% (GNMA INS), 12/1/2009	373,342

	Connecticut—0.0%

25,000	Madison, CT, GO UT, 4.875% (FGIC INS)/(Original Issue Yield: 5.00%), 12/15/2010	25,891

	District Of Columbia—3.0%

500,000	District of Columbia, Carnegie Endowment Revenue Bonds, 5.75% (Original Issue Yield: 5.75%), 11/15/2010	543,140

1,000,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	1,097,130

	Total	1,640,270

	Georgia—2.1%

1,000,000	Georgia Municipal Electric Authority, Revenue Bonds (Series Y), 6.40%, 1/1/2009	1,148,186

	Illinois—5.6%

300,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	321,303

1,000,000	Illinois Department Central Management Services, COP, 5.50% (MBIA INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,082,200

500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	594,120

1,000,000	Winnebago & Boone County, IL, Community College # 511, GO UT, 5.25% (FGIC INS), 10/1/2017	1,035,590

	Total	3,033,213

	Indiana—3.9%

1,000,000	Central High School Building Corp., IN, Refunding Revenue Bonds, 5.50%, 8/1/2010	1,094,130

1,000,000	Evansville, IN, Redevelopment Authority, Recreational Facility Revenue Bonds, 5.45% (MBIA INS)/(Original Issue Yield: 5.50%), 1/1/2008	1,044,340

	Total	2,138,470

	Kentucky—2.1%

100,000	Fayette County, KY, School District, (Series C), 4.75% (Original Issue Yield: 4.749%), 10/1/2002	102,390

1,000,000	Louisville, KY, Refunding Revenue Bonds, 5.25% (FSA INS)/(Original Issue Yield: 5.36%), 11/15/2017	1,043,470

	Total	1,145,860

	Maryland—3.1%

365,000	Maryland State Community Development Administration, (Series A), 5.875% (Original Issue Yield: 5.874%), 7/1/2016	387,506

100,000	Maryland State, GO UT, 4.85% (Original Issue Yield: 4.90%), 4/15/2002	101,287

1,120,000	Prince Georges County, MD, COP Public Improvement Bonds, 6.00% (Real Estate Acquisition PG II)/(MBIA INS)/(Original Issue Yield: 6.185%), 9/15/2014	1,231,182

	Total	1,719,975

	Michigan—9.3%

655,000	Detroit, MI, City School District, GO UT Refunding Bonds, 5.40% (Q-SBLF INS)/(Original Issue Yield: 5.47%), 5/1/2013	676,058

1,000,000	Lincoln Park, MI, School District, GO UT, 7.00% (FGIC INS)/(Original Issue Yield: 5.95%), 5/1/2020	1,169,140

2,000,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds, 5.375%, 10/1/2018	2,113,260

1,025,000	Michigan Municipal Bond Authority, Water Utility Improvements, Revenue Bonds, 5.875% (Original Issue Yield: 5.40%), 10/1/2017	1,145,243

	Total	5,103,701

	Minnesota—1.9%

1,000,000	Minneapolis, MN, Special School District No. 001 (Series B), COP School Improvement Bonds, 5.125%, 2/1/2014	1,035,250

Riggs Long Term Tax Free Bond Fund
Principal Amount		Value
Long-Term Municipals—continued

	Missouri—4.0%

$1,000,000	Missouri State Environmental Improvement & Energy Authority, (Series C), Sewer Improvement Revenue Bonds, 6.00%, 1/1/2016	$ 1,098,294

1,000,000	Taney County, MO, Reorganized School District Number R-V, GO UT, 5.80%, 3/1/2017	1,061,060

	Total	2,159,354

	Nevada—1.9%

1,000,000	Henderson, NV Water & Sewer, GO (Series A), 5.25% (Original Issue Yield: 5.035%), 9/1/2014	1,048,130

	North Carolina—2.1%

1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,140,490

	North Dakota—2.1%

1,055,000	North Dakota State Building Authority (Series B), Refunding Revenue Bonds, 5.00% (AMBAC INS), 12/1/2010	1,123,839

	Ohio—1.9%

1,000,000	Ohio State Public Facilities Commission (Series II-A), 4.50% (Original Issue Yield: 4.05%), 12/1/2002	1,025,800

	Pennsylvania—3.4%

800,000	Delaware County, PA Authority, Refunding Revenue Bonds, 6.35% (Widener University)/(AMBAC INS)/(Original Issue Yield: 6.449%), 6/15/2008	819,976

1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS)/(Original Issue Yield: 5.012%), 6/15/2015	1,049,530

	Total	1,869,506

	South Carolina—5.8%

1,000,000	Beaufort County, SC, School District, GO, 5.50%, 3/1/2016	1,065,990

2,000,000	Fairfield County, SC, PCR Bond, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	2,123,080

	Total	3,189,070

	South Dakota—2.0%

1,000,000	Pierre, SD, School District, GO UT, 5.70% (FSA INS)/(Original Issue Yield: 5.70%), 8/1/2017	1,080,290

	Texas—14.3%

1,000,000	Bell County, TX, HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,068,070

500,000	Carroll, TX, Independent School District, GO UT Refunding Bonds (Series A), 5.00% (Original Issue Yield: 5.02%), 2/15/2016	506,825

1,000,000	Corpus Christi, TX, GO UT, 5.375% (FSA INS)/(Original Issue Yield: 4.88%), 3/1/2016	1,055,490

1,000,000	El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	1,032,900

1,000,000	Fort Worth, TX, Water & Sewer, Revenue Bonds, 5.75% (Original Issue Yield: 5.52%), 2/15/2017	1,081,660

2,000,000	North Texas Tollway Authority Dallas (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.40%), 1/1/2017	2,015,160

1,000,000	Texas Water Development Board, Revenue Bonds, 5.25% (Original Issue Yield: 5.50%), 7/15/2015	1,031,630

	Total	7,791,735

	Virginia—1.7%

230,000	Henry County, VA, GO UT, 6.00% (Original Issue Yield: 6.25%), 7/15/2014	250,426

625,000	Virginia State Housing Development Authority (Series C), 6.20%, 5/1/2011	653,619

	Total	904,045

	Washington—16.5%

1,000,000	Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	1,045,830

1,500,000	King County, WA, GO UT, 3.00% (MBIA INS), 12/1/2002	1,514,400

1,000,000	Seattle, WA, Municipal Light & Power (Series A), 5.75% (Original Issue Yield: 6.13%), 8/1/2015	1,047,480

300,000	Seattle, WA, Municipal Light & Power (Series A), 6.00% (Original Issue Yield: 6.10%), 8/1/2014	314,799

1,000,000	Seattle, WA, (Series F), GO UT, 5.25% (Original Issue Yield: 5.02%), 12/15/2018	1,031,610

1,195,000	Snohomish County, WA, School District No. 103, GO UT, 5.55% (AMBAC INS)/(Original Issue Yield: 5.55%), 12/1/2002	1,238,223

1,725,000	Washington State Public Power Supply System (Series A), 6.25% (MBIA INS)/(Original Issue Yield: 6.411%), 7/1/2017	1,796,919

Riggs Long Term Tax Free Bond Fund
Shares or Principal Amount		Value
Long-Term Municipals—continued

	Washington—continued

$1,000,000	Washington State (Series B), GO UT, 5.00% (Original Issue Yield: 5.20%), 1/1/2017	$ 1,012,360

	Total	9,001,621

	Wisconsin—7.7%

1,000,000	Green Bay, WI, IDA, GO UT Refunding Bonds (Series B), 5.90% (Original Issue Yield: 6.20%), 4/1/2010	1,046,240

1,000,000	Menomonee Falls, WI, Sewage System (Series A), Revenue Bonds, 5.65% (AMBAC INS)/(Original Issue Yield: 5.70%), 5/1/2016	1,053,090

1,000,000	Milwaukee County, WI (Series A), 5.00% (Original Issue Yield: 4.87%), 10/1/2016	1,028,720

1,000,000	Wisconsin State Transportation (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.25%), 7/1/2015	1,077,370

	Total	4,205,420

	Wyoming—1.0%

500,000	Laramie County, WY, School District #2, GO UT, 5.90% (MBIA INS)/(Original Issue Yield: 5.90%), 6/1/2012	535,585

	Total Long-Term Municipals (identified cost $51,079,403)	53,496,233

Mutual Fund—3.6%

1,989,968	SEI Tax Exempt Money Market Fund (at amortized cost)	1,989,968

	Total Investments (identified cost $53,069,371)(1)	$55,486,201

(1)
The cost of investments for federal tax purposes amounts to $53,069,371. The net unrealized appreciation of investments on a federal tax basis amounts to $2,416,830 which is comprised of $2,417,407 appreciation and $577 depreciation at October 31, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($54,606,887) at October 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	—American Municipal Bond Assurance Corporation	IDA	—Industrial Development Authority
COP	—Certificate of Participation	INS	—Insured
FGIC	—Financial Guaranty Insurance Company	LT	—Limited Tax
FSA	—Financial Security Assurance	MBIA	—Municipal Bond Investors Assurance
GNMA	—Government National Mortgage Association	PCR	—Pollution Control Revenue
GO	—General Obligation	Q-SBLF	—Qualified State Bond Loan Fund
HFDC	—Health Facility Development Corporation	UT	—Unlimited Tax

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs Prime Money Market Fund
October 31, 2001 (unaudited)

Principal Amount		Value
Certificate Of Deposit—10.6%

	Finance—10.6%

$ 8,000,000	Citibank NA, New York, 3.420%, 11/23/2001	$ 8,000,000

14,000,000	First Tennessee Bank, 3.410%-3.550%, 11/6/2001-11/20/2001	14,000,000

8,000,000	State Street Bank and Trust Co., 3.470%, 11/14/2001	8,000,000

	Total Certificate Of Deposit	30,000,000

Commercial Paper—52.9%

	Asset-Backed—4.2%

12,000,000	Asset One Securitization, 2.300%-2.470%, 11/15/2001-12/7/2001	11,980,600

	Finance—41.7%

13,000,000	American Express Credit Corp., 2.440%-2.460%, 11/20/2001-12/3/2001	12,976,068

14,000,000	Apreco, Inc., 2.400%-3.450%, 11/15/2001-11/28/2001	13,978,467

8,000,000	CXC, Inc., 2.080%, 1/28/2002	7,959,324

14,000,000	Charta Corp., 2.360%-3.220%, 11/2/2001-1/7/2002	13,972,932

14,000,000	Citibank Capital Markets Assets LLC, 2.470%, 11/9/2001-11/26/2001	13,982,984

14,000,000	Corporate Receivables Corp., 2.270%-2.450%, 11/13/2001-12/7/2001	13,978,393

7,000,000	New Center Asset Trust, (Series A1+P1), 3.330%, 11/9/2001	6,994,820

7,000,000	New Center Asset Trust, 3.450%, 11/2/2001	6,999,329

11,000,000	Sweetwater Capital, 2.420%-2.470%, 11/13/2001-12/4/2001	10,983,968

6,000,000	Tyco Capital Corp., 2.320%, 11/28/2001	5,989,560

10,000,000	Wells Fargo & Co., 2.280%-2.450%, 11/19/2001-12/6/2001	9,983,181

	Total	117,799,026

	Health Technology—4.9%

7,000,000	Amgen, Inc., 2.600%, 11/8/2001	6,996,461

7,000,000	GlaxoSmithKline PLC, 3.300%, 11/16/2001	6,990,375

	Total	13,986,836

	Utilities—2.1%

6,000,000	Salomon Smith Barney Holdings, Inc., 2.420%, 11/20/2001	5,992,337

	Total Commercial Paper	149,758,799

Corporate Bonds—8.1%

	Finance—8.1%

4,000,000	Commercial Credit Co., 6.200%, 11/15/2001	4,002,952

12,325,000	International Lease Finance Corp., 5.500%-5.900%, 1/15/2002-4/15/2002	12,409,809

5,000,000	Merrill Lynch & Co., Inc., 5.730%, 2/26/2002	5,024,908

1,550,000	(1) Norwest Financial, Inc., 6.375%, 11/15/2001	1,551,448

	Total Corporate Bonds	22,989,117

Corporate Notes—3.4%

	Finance—3.4%

6,500,000	Associates Corp. of North America, 5.500%, 2/15/2002	6,555,814

3,100,000	Bank of America Corp., 7.350%, 4/3/2002	3,147,745

	Total Corporate Notes	9,703,559

Riggs Prime Money Market Fund
Principal Amount		Value
Government Agencies—18.0%

	Federal Home Loan Bank System—8.8%

$6,800,000	3.900%, 7/3/2002	$ 6,821,020

3,000,000	4.875%, 1/22/2002	3,016,318

5,000,000	5.125%, 2/26/2002	5,021,714

5,500,000	5.250%, 4/25/2002	5,523,968

4,330,000	6.750%, 2/15/2002	4,360,299

	Total	24,743,319

	Federal Home Loan Mortgage Corporation—1.8%

5,000,000	5.500%, 5/15/2002	5,038,491

	(1) Student Loan Marketing Association—7.4%

6,000,000	2.162%, 11/13/2001	6,000,000

8,000,000	2.192%, 11/13/2001	8,000,000

7,000,000	2.382%, 11/13/2001	7,000,000

	Total	21,000,000

	Total Government Agencies	50,781,810

(2) Notes-Variable—4.3%

	Finance—4.3%

5,000,000	Caterpillar Financial Services Corp., 3.610%, 12/10/2001	5,006,413

7,000,000	John Deere Capital Corp., 2.600%, 1/14/2002	7,002,829

	Total Notes-Variable	12,009,242

(3) Repurchase Agreement—2.5%

7,094,000	Paine Webber, 2.500%, dated 10/31/2001, due 11/1/2001	7,094,000

	Total Investments (at amortized cost)(4)	$282,336,527

(1)	Certain principal amounts on loan to broker.
(2)	Current rate and next reset date shown.
(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($282,799,493) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS

Riggs U.S. Treasury Money Market Fund
October 31, 2001 (unaudited)

Principal Amount		Value
U.S. Treasury Bills—54.3%

$12,000,000	1.970%, 2/28/2002	$ 11,921,856

12,000,000	2.100%, 1/17/2002	11,946,100

10,000,000	(1) 2.190%, 1/10/2002	9,957,417

10,000,000	2.220%, 1/24/2002	9,948,200

10,000,000	(1) 2.300%, 3/14/2002	9,915,028

10,000,000	(1) 3.235%, 2/14/2002	9,905,646

18,000,000	(1) 3.345%, 11/15/2001	17,976,585

10,000,000	(1) 6.375%, 11/29/2001	9,974,178

	Total U.S. Treasury Bills	91,545,010

(2) Repurchase Agreements—45.9%

20,000,000	Goldman Sachs & Group, LP, 2.490%, dated 10/31/2001, due 11/1/2001	20,000,000

20,000,000	Lehman Brothers, 2.450%, dated 10/31/2001, due 11/1/2001	20,000,000

7,281,000	Paine Webber, 2.500%, dated 10/31/2001, due 11/1/2001	7,281,000

30,000,000	Salomon Brothers, Inc., 2.500%, dated 10/31/2001, due 11/1/2001	30,000,000

	Total Repurchase Agreements	77,281,000

	Total Investments (at amortized cost)(3)	$168,826,010

(1)	Certain Principal amounts on loan to a broker.
(2)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($168,524,809) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

Riggs Funds
October 31, 2001 (unaudited)

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund
Assets:

Investments in securities, at value	$56,570,415	$38,627,555	$21,254,206	$103,186,353	$33,298,297

Investments in repurchase agreements	576,000	3,919,000	1,121,000	1,111,000	194,000

Total investments, at amortized cost and value	57,146,415	42,546,555	22,375,206	104,297,353	33,492,297

Cash	433	8,171	7,233	8,419	5,486

Collateral for securities loaned, at fair value	721,473	6,363,228	—	22,758,459	4,571,627

Income receivable	45,984	9,780	328	1,110,359	305,665

Receivable for shares sold	12,596	—	105	20,240	—

Receivable for investments sold	472,823	525,891	—	—	—

Total assets	58,399,724	49,453,625	22,382,872	128,194,830	38,375,075

Liabilities:

Income distribution payable	—	—	—	440,752	197,248

Payable for investments purchased	27,668	486,470	—	—	—

Payable upon return of securities loaned	721,473	6,363,228	—	22,758,459	4,571,627

Payable to bank	—	—	—	—	—

Payable for shares redeemed	—	—	1,020	—	—

Accrued expenses	34,024	30,252	19,115	26,462	10,556

Total liabilities	783,165	6,879,950	20,135	23,225,673	4,779,431

Net Assets	$57,616,559	$42,573,675	$22,362,737	$104,969,157	$33,595,644

Net Assets Consists of:

Paid in capital	$52,022,827	$44,987,213	$45,959,641	$100,837,469	$32,363,226

Net unrealized appreciation (depreciation) of investments	5,424,724	1,377,719	(8,180,207)	5,961,871	1,672,609

Accumulated net realized gain (loss) on investments	269,965	(3,693,927)	(15,326,424)	(1,317,178)	(191,306)

Undistributed (distributions in excess of) net investment income	(100,957)	(97,330)	(90,273)	(513,005)	(248,885)

Total Net Assets	$57,616,559	$42,573,675	$22,362,737	$104,969,157	$33,595,644

Class R Shares	$22,308,385	$14,266,174	$22,362,737	$ 24,837,016	$33,595,644

Class Y Shares	$35,308,174	$28,307,501	—	$ 80,132,141	—

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value and Offering Price Per Share

Class R Shares	$ 7.29	$ 10.35	$ 4.44	$ 10.30	$ 10.92

Class Y Shares	$ 7.35	$ 10.45	—	$ 10.30	—

Redemption Proceeds Per Share(1)

Class R Shares	$ 7.14 (2)	$ 10.14 (2)	$ 4.35 (2)	$ 10.09 (2)	$ 10.70 (2)

Class Y Shares	$ 7.35	$ 10.45	—	$ 10.30	—

Shares Outstanding:

Class R Shares	3,059,072	1,378,131	5,041,998	2,411,407	3,077,825

Class Y Shares	4,802,586	2,708,214	—	7,779,980	—

Investments, at identified cost and federal tax cost	$51,721,691	$41,168,836	$30,555,413	$ 98,919,305	$31,883,307

Investments, at cost reflecting generally accepted accounting principles	$51,721,691	$41,168,836	$30,555,413	$ 98,335,482	$31,819,688

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of redemption proceeds per share: 98/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES—continued

Riggs Funds
October 31, 2001 (unaudited)

	Intermediate Tax Free Bond Fund		Long Term Tax Free Bond Fund		Prime Money Market Fund	U.S. Treasury Money Market Fund
Assets:

Investments in securities, at value	$55,629,992		$55,486,201		$275,242,527	$ 91,545,010

Investments in repurchase agreements	—		—		7,094,000	77,281,000

Total investments, at amortized cost and value	55,629,992		55,486,201		282,336,527	168,826,010

Cash	5,352		5,377		—	—

Collateral for securities loaned, at fair value	—		—		212,015	11,116,985

Income receivable	883,406		826,955		1,155,229	445,958

Receivable for shares sold	—		—		11,558	—

Receivable for investments sold	—		—		—	—

Total assets	56,518,750		56,318,533		283,715,329	180,388,953

Liabilities:

Income distribution payable	184,882		177,831		587,940	272,514

Payable for investments purchased	—		1,514,800		—	—

Payable upon return of securities loaned	—		—		212,015	11,116,985

Payable to bank	—		—		49,604	445,839

Payable for shares redeemed	—		—		17,628	—

Accrued expenses	18,974		19,015		48,649	28,806

Total liabilities	203,856		1,711,646		915,836	11,864,144

Net Assets	$56,314,894		$54,606,887		$282,799,493	$168,524,809

Net Assets Consists of:

Paid in capital	$54,097,311		$51,718,486		$283,083,070	$168,524,809

Net unrealized appreciation of investments	2,155,194		2,416,830		—	—

Accumulated net realized gain (loss) on investments	12,239		510,471		(863,612)	—

Undistributed (distributions in excess of) net investment income	50,150		(38,900)		580,035	—

Total Net Assets	$56,314,894		$54,606,887		$282,799,493	$168,524,809

Class R Shares	$56,314,894		$54,606,887		$ 4,367,753	$ 6,782,992

Class Y Shares	—		—		$238,431,740	$161,741,817

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value and Offering Price Per Share

Class R Shares	$ 10.47		$ 10.60		$ 1.00	$ 1.00

Class Y Shares	—		—		$ 1.00	$ 1.00

Redemption Proceeds Per Share(1)

Class R Shares	$ 10.26	(2)	$ 10.39	(2)	$ 1.00	$ 1.00

Class Y Shares	—		—		$ 1.00	$ 1.00

Shares Outstanding:

Class R Shares	5,379,828		5,152,442		44,366,687	6,782,992

Class Y Shares	—		—		238,712,847	161,741,817

Investments, at identified cost and federal tax cost	$53,408,041		$53,069,371		$282,336,527	$168,826,010

Investments, at cost reflecting generally accepted accounting principles	$53,474,798		$53,069,371		$282,336,527	$168,826,010

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of redemption proceeds per share: 98/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Riggs Funds
October 31, 2001 (unaudited)

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund
Investment Income:

Dividends	$ 398,362	$ 172,135	$ 76,011	—	—

Interest	25,128	103,737	53,611	$2,965,901	$1,023,474

Total investment income	423,490	275,872	129,622	2,965,901	1,023,474

Expenses:

Investment adviser fee	277,303	202,543	122,818	400,001	130,106

Administrative personnel and services fee	59,158	40,509	26,201	85,333	27,756

Custodian fees	7,395	5,064	3,275	10,667	3,469

Transfer and dividend disbursing agent fees and expenses	19,611	12,292	8,933	11,751	6,543

Trustees’ fees	1,181	1,114	439	1,252	295

Auditing fees	7,494	8,087	6,042	7,570	6,639

Legal fees	1,835	1,586	1,450	1,784	1,565

Portfolio accounting fees	793	1,492	369	640	87

Distribution services fee—Class R Shares	32,950	19,906	40,939	30,099	43,369

Shareholder services fee—Class R Shares	32,950	19,906	40,939	30,099	43,369

Shareholder services fee—Class Y Shares	59,485	43,388	—	103,235	—

Share registration costs	14,813	12,137	5,500	9,939	5,126

Printing and postage	7,630	6,081	3,084	2,555	1,723

Insurance premiums	497	433	432	480	225

Miscellaneous	1,352	1,322	413	985	884

Total expenses	524,447	375,860	260,834	696,390	271,156

Waivers:

Waiver of investment adviser fee	—	—	—	(213,334)	(46,838)

Waiver of distribution service fee—Class R Shares	—	—	(40,939)	—	(43,369)

Waiver of shareholder service fee—Class R Shares	—	—	—	(18,059)	(26,021)

Waiver of shareholder services fee—Class Y Shares	—	—	—	(61,941)

Total waivers	—	—	(40,939)	(293,334)	(116,228)

Net expenses	524,447	375,860	219,895	403,056	154,928

Net investment income/ (Net operating loss)	(100,957)	(99,988)	(90,273)	2,562,845	868,546

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	99,339	(368,728)	(5,160,800)	536,956	(75,919)

Net change in unrealized appreciation (depreciation) of investments	(14,393,585)	(3,167,623)	(6,922,600)	3,445,537	1,427,872

Net realized and unrealized gain (loss) on investments	(14,294,246)	(3,536,351)	(12,083,400)	3,982,493	1,351,953

Change in net assets resulting from operations	$(14,395,203)	$(3,636,339)	$(12,173,673)	$6,545,338	$2,220,499

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS—continued

Riggs Funds
October 31, 2001 (unaudited)

	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Investment Income:

Interest	$1,442,300	$1,435,002	$5,734,221	$2,995,958

Total investment income	1,442,300	1,435,002	5,734,221	2,995,958

Expenses:

Investment adviser fee	218,938	214,133	749,609	408,608

Administrative personnel and services fee	46,707	45,681	239,875	130,755

Custodian fees	5,838	5,710	29,984	16,344

Transfer and dividend disbursing agent fees and expenses	6,659	6,557	27,150	11,588

Trustees’ fees	222	371	1,799	1,308

Auditing fees	6,970	6,978	7,049	7,260

Legal fees	1,080	1,057	1,350	1,183

Portfolio accounting fees	4,513	3,098	1,125	1,308

Distribution services fee—Class R Shares	72,980	71,378	127,482	14,346

Shareholder services fee—Class R Shares	72,980	71,378	63,741	7,173

Shareholder services fee—Class Y Shares	—	—	311,064	197,131

Share registration costs	7,266	5,854	13,202	10,578

Printing and postage	1,050	1,613	5,923	1,798

Insurance premiums	409	400	825	529

Miscellaneous	665	542	2,696	947

Total expenses	446,277	434,750	1,582,874	810,856

Waivers:

Waiver of investment adviser fee	(61,303)	(57,102)	—	—

Waiver of distribution service fee—Class R Shares	(72,980)	(71,378)	(63,741)	(7,173)

Waiver of shareholder service fee—Class R Shares	(43,787)	(42,827)	(38,243)	(4,304)

Waiver of shareholder services fee—Class Y Shares	—	—	(311,064)	(197,131)

Total waivers	(178,070)	(171,307)	(413,048)	(208,608)

Net expenses	268,207	263,443	1,169,826	602,248

Net investment income	1,174,093	1,171,559	4,564,395	2,393,710

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	120,287	268,171	(1,152)	—

Net change in unrealized appreciation (depreciation) of investments	1,069,877	1,419,939	—	—

Net realized and unrealized gain (loss) on investments	1,190,164	1,688,110	(1,152)	—

Change in net assets resulting from operations	$2,364,257	$2,859,669	$4,563,243	$2,393,710

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Riggs Funds

	Stock Fund		Small Company Stock Fund		Large Cap Growth Fund
	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:

Operations—

Net investment income (net operating loss)	$ (100,957)	$ (140,189)	$ (99,988)	$ 28,950	$ (90,273)	$ (367,423)

Net realized gain (loss) on investments	99,339	5,157,084	(368,728)	(2,864,983)	(5,160,800)	(8,743,401)

Net change in unrealized appreciation (depreciation) of investments	(14,393,585)	(21,214,526)	(3,167,623)	1,559,118	(6,922,600)	(33,351,490)

Change in net assets resulting from operations	(14,395,203)	(16,197,631)	(3,636,339)	(1,276,915)	(12,173,673)	(42,462,314)

Distributions to Shareholders—

Distributions from net investment income

Class Y Shares	—	—	(26,292)	—	—	—

Distributions from net realized gain on investments

Class R Shares	—	(8,277,084)	—	(2,768,535)	—	—

Class Y Shares	—	(18,433,087)	—	(6,510,346)	—	—

Change in net assets resulting from distributions to shareholders	—	(26,710,171)	(26,292)	(9,278,881)	—	—

Share Transactions—

Proceeds from sales of shares	2,189,933	6,461,250	1,791,989	4,347,882	453,454	5,088,493

Net asset value of shares issued to shareholders in payment of distributions declared	—	6,982,840	170	1,845,056	—	—

Cost of shares redeemed	(18,423,905)	(41,627,981)	(11,086,061)	(30,529,031)	(9,936,425)	(21,585,582)

Change in net assets resulting from share transactions	(16,233,972)	(28,183,891)	(9,293,902)	(24,336,093)	(9,482,971)	(16,497,089)

Change in net assets	(30,629,175)	(71,091,693)	(12,956,533)	(34,891,889)	(21,656,644)	(58,959,403)

Net Assets:

Beginning of period	88,245,734	159,337,427	55,530,208	90,422,097	44,019,381	102,978,784

End of period	$ 57,616,559	$ 88,245,734	$ 42,573,675	$ 55,530,208	$ 22,362,737	$ 44,019,381

Undistributed net investment income (net operating loss) included in net assets at end of period	$ (100,957)	—	$ (97,330)	$ 28,950	$ (90,273)	—

Net gain (loss) as computed for federal tax purposes	$ 99,339	$ 4,352,053	$ (368,728)	$ (315,771)	$ (5,160,800)	$ (561,936)

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS—continued

  Riggs Funds
	U.S. Government Securities Fund		Bond Fund		Intermediate Tax Free Bond Fund
	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$2,562,845	$6,403,176	$868,546	$2,217,846	$1,174,093	$2,653,926

Net realized gain (loss) on investments	536,956	2,230,938	(75,919)	411,594	120,287	125,807

Net change in unrealized appreciation of investments	3,445,537	3,325,422	1,427,872	1,496,539	1,069,877	1,589,562

Change in net assets resulting from operations	6,545,338	11,959,536	2,220,499	4,125,979	2,364,257	4,369,295

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(591,805)	(1,444,226)	(903,635)	(2,217,818)	(1,171,324)	(2,653,998)

Class Y Shares	(2,132,861)	(4,898,156)	—	—	—	—

Change in net assets resulting from distributions to shareholders	(2,724,666)	(6,342,382)	(903,635)	(2,217,818)	(1,171,324)	(2,653,998)

Share Transactions—

Proceeds from sales of shares	5,229,043	10,050,348	1,568,919	5,147,075	1,015,500	4,808,828

Net asset value of shares issued to shareholders in payment of distributions declared	345,575	248,733	12,117	3,172	3,093	8,001

Cost of shares redeemed	(14,139,395)	(39,069,294)	(7,160,277)	(10,797,836)	(5,379,512)	(13,631,727)

Change in net assets resulting from share transactions	(8,564,777)	(28,770,213)	(5,579,241)	(5,647,589)	(4,360,919)	(8,814,898)

Change in net assets	(4,744,105)	(23,153,059)	(4,262,377)	(3,739,428)	(3,167,986)	(7,099,601)

Net Assets:

Beginning of period	109,713,262	132,866,321	37,858,021	41,597,449	59,482,880	66,582,481

End of period	$104,969,157	$109,713,262	$33,595,644	$7,858,021	$56,314,894	$59,482,880

Undistributed net investment income (net operating loss) included in net assets at end of period	$(513,005)	$68,230	$(248,885)	$28	$50,150	$(207)

Net gain (loss) as computed for federal tax purposes	$536,956	$20,477	$(75,919)	$(153,961)	$120,287	$(124,197)

  See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS—continued

Riggs Funds

	Long Term Tax Free Bond Fund		Prime Money Market Fund		U.S. Treasury Money Market Fund
	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001	Six Months (unaudited) Ended October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$ 1,171,559	$ 2,746,600	$ 4,564,395	$ 17,690,103	$ 2,393,710	$ 9,256,941

Net realized gain (loss) on investments	268,171	350,023	(1,152)	5,620	—	18,718

Net change in unrealized appreciation of investments	1,419,939	1,608,402	—	—	—	—

Change in net assets resulting from operations	2,859,669	4,705,025	4,563,243	17,695,723	2,393,710	9,275,659

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(1,171,738)	(2,785,321)	(682,517)	(2,032,034)	(71,130)	(239,960)

Class Y Shares	—	—	(3,881,878)	(15,658,079)	(2,322,580)	(9,035,699)

Distributions from net realized gain on investments

Class R Shares	—	(242,914)	—	—	—	—

Change in net assets resulting from distributions to shareholders	(1,171,738)	(3,028,235)	(4,564,395)	(17,690,113)	(2,393,710)	(9,275,659)

Share Transactions—

Proceeds from sales of shares	307,209	2,784,260	356,784,416	1,155,645,686	158,650,809	329,216,992

Net asset value of shares issued to shareholders in payment of distributions declared	3,261	6,452	1,208,285	5,295,816	233,510	927,718

Cost of shares redeemed	(4,872,548)	(16,105,710)	(422,019,714)	(1,161,037,758)	(155,096,118)	(319,866,527)

Change in net assets resulting from share transactions	(4,562,078)	(13,314,998)	(64,027,013)	(96,256)	3,788,201	10,278,183

Change in net assets	(2,874,147)	(11,638,208)	(64,028,165)	(90,646)	3,788,201	10,278,183

Net Assets:

Beginning of period	57,481,034	69,119,242	346,827,658	346,918,304	164,736,608	154,458,425

End of period	$54,606,887	$57,481,034	$282,799,493	$ 346,827,658	$168,524,809	$164,736,608

Undistributed net investment income (net operating loss) included in net assets at end of period	$ (38,900)	$ (38,721)	$ 580,035	$ 580,035	—	—

Net gain (loss) as computed for federal tax purposes	$ 268,171	$ 350,023	$ (1,152)	$ 5,380	—	$ 18,718

See Notes which are an integral part of the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS

Riggs Funds
(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions from Paid-in Capital(1)
Stock Fund R Shares
1997	$15.84	0.20		2.28		2.48	(0.20)	(2.71)	—
1998	$15.41	0.11		5.20		5.31	(0.11)	(4.04)	—
1999	$16.57	0.04		0.94		0.98	(0.04)	(1.71)	—
2000	$15.80	0.01		(0.38)		(0.37)	(0.01)	(2.20)	—
2001(4)	$13.22	(0.03	)(5)	(1.53)		(1.56)	—	(2.71)	—
2001(6)	$ 8.95	(0.02)		(1.64)		(1.66)	—	—	—
Stock Fund Y Shares
2000(7)	$12.38	0.01		0.85		0.86	(0.01)	—	—
2001	$13.23	0.00	(5)(9)	(1.50)		(1.50)	—	(2.71)	—
2001(6)	$ 9.02	(0.01)		(1.66)		(1.67)	—	—	—
Small Company Stock Fund R Shares
1997	$14.10	(0.01)		(0.47)		(0.48)	—	(0.82)	—
1998	$12.80	(0.04)		9.23		9.19	—	(3.19)	—
1999	$18.80	(0.02)		(5.66)		(5.68)	—	(1.85)	—
2000	$11.27	(0.05	)(5)	1.94		1.89	—	—	—
2001(4)	$13.16	(0.02)		(0.15)		(0.17)	—	(1.77)	—
2001(6)	$11.22	(0.03)		(0.84)		(0.87)	—	—	—
Small Company Stock Fund Y Shares
2000(7)	$11.50	0.00	(5)(9)	1.68		1.68	—	—	—
2001	$13.18	0.02		(0.11)		(0.09)	—	(1.77)	—
2001(6)	$11.32	(0.02)		(0.84)		(0.86)	(0.01)	—	—
Large Cap Growth Fund R Shares
2000(7)	$10.00	—		1.73		1.73	—	—	(0.01)
2001(4)	$11.72	0.00	(9)	(5.26)		(5.26)	—	—	—
2001(6)	$ 6.46	(0.01)		(2.01)		(2.02)	—	—	—
U.S. Government Securities Fund R Shares
1997	$ 9.47	0.60		(0.07)		0.53	(0.59)	—	—
1998	$ 9.41	0.56		0.37		0.93	(0.57)	—	—
1999	$ 9.77	0.52		0.06		0.58	(0.50)	—	—
2000	$ 9.85	0.50		(0.37)		0.13	(0.51)	—	—
2001	$ 9.47	0.52		0.45		0.97	(0.51)	—	—
2001(6)	$ 9.93	0.23	(12)	0.39	(12)	0.62	(0.25)	—	—
U.S. Government Securities Fund Y Shares
2000(7)	$ 9.42	0.19		0.05		0.24	(0.19)	—	—
2001	$ 9.47	0.54		0.45		0.99	(0.53)	—	—
2001(6)	$ 9.93	0.25	(12)	0.38	(12)	0.63	(0.26)	—	—
Bond Fund R Shares
2000(7)	$10.00	0.21		0.01		0.22	(0.21)	—	—
2001	$10.01	0.58		0.49		1.07	(0.58)	—	—
2001(6)	$10.50	0.27	(12)	0.41	(12)	0.68	(0.26)	—	—
Intermediate Tax Free Bond Fund R Shares
2000(7)	$10.00	0.15		(0.02)		0.13	(0.15)	—	—
2001	$ 9.98	0.43		0.27		0.70	(0.43)	—	—
2001(6)	$10.25	0.21	(12)	0.22	(12)	0.43	(0.21)	—	—
Long Term Tax Free Bond Fund R Shares
2000(7)	$10.00	0.16		0.01		0.17	(0.16)	—	—
2001	$10.01	0.45		0.34		0.79	(0.46)	(0.05)	—
2001(6)	$10.29	0.22		0.31		0.53	(0.22)	—	—
Prime Money Market Fund R Shares
1997	$ 1.00	0.05		0.00	(9)	0.05	(0.05)	—	—
1998	$ 1.00	0.05		(0.00	)(9)	0.05	(0.05)	—	—
1999	$ 1.00	0.04		0.00	(9)	0.04	(0.04)	—	—
2000	$ 1.00	0.04		(0.00	)(9)	0.04	(0.04)	—	—
2001	$ 1.00	0.05		0.00	(9)	0.05	(0.05)	—	—
2001(6)	$ 1.00	0.01		0.00	(9)	0.01	(0.01)	—	—
Prime Money Market Fund Y Shares
1997	$ 1.00	0.05		0.00	(9)	0.05	(0.05)	—	—
1998	$ 1.00	0.05		(0.00	)(9)	0.05	(0.05)	—	—
1999	$ 1.00	0.05		0.00	(9)	0.05	(0.05)	—	—
2000	$ 1.00	0.05		(0.00	)(9)	0.05	(0.05)	—	—
2001	$ 1.00	0.06		0.00	(9)	0.06	(0.06)	—	—
2001(6)	$ 1.00	0.02		0.00	(9)	0.02	(0.02)	—	—
U.S. Treasury Money Market Fund R Shares
1999(11)	$ 1.00	0.03		—		0.03	(0.03)	—	—
2000	$ 1.00	0.04		(0.00	)(9)	0.04	(0.04)	—	—
2001	$ 1.00	0.05		0.00	(9)	0.05	(0.05)	—	—
2001(6)	$ 1.00	0.01		0.00	(9)	0.01	(0.01)	—	—
U.S. Treasury Money Market Fund Y Shares
1997	$ 1.00	0.05		—		0.05	(0.05)	—	—
1998	$ 1.00	0.05		—		0.05	(0.05)	—	—
1999	$ 1.00	0.04		—		0.04	(0.04)	—	—
2000	$ 1.00	0.04		(0.00	)(9)	0.04	(0.04)	—	—
2001	$ 1.00	0.05		0.00	(9)	0.05	(0.05)	—	—
2001(6)	$ 1.00	0.01		0.00	(9)	0.01	(0.01)	—	—

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(2)	Expenses		Net Investment Income (Net Operating Loss)		Expense waiver/ reimbursement(3)		Net Assets, end of period (000 omitted)	Portfolio Turnover

(2.91)	$15.41	16.34%	0.91%		1.26%		0.12%		$ 89,142	75%
(4.15)	$16.57	39.68%	0.93%		0.63%		0.07%		$117,115	94%
(1.75)	$15.80	6.50%	1.22%		0.26%		0.26%		$101,474	52%
(2.21)	$13.22	(1.04)%	1.41%		0.08%		0.14%		$ 51,968	79%
(2.71)	$ 8.95	(12.59)%	1.52%		(0.29)%		0.01%		$ 30,385	95%
—	$ 7.29	(18.55)%	1.58%		(0.44)%		0.00%		$ 22,308	22%

(0.01)	$13.23	6.98%	1.20	%(8)	0.14	%(8)	0.12	%(8)	$107,045	79%
(2.71)	$ 9.02	(12.01)%	1.27%		(0.03)%		0.01%		$ 57,861	95%
—	$ 7.35	(18.51)%	1.33%		(0.18)%		0.00%		$ 35,308	22%

(0.82)	$12.80	(3.76)%	1.00%		(0.07)%		0.46%		$ 27,777	93%
(3.19)	$18.80	77.85%	1.09%		(0.26)%		0.09%		$ 58,223	108%
(1.85)	$11.27	(30.33)%	1.37%		(0.14)%		0.26%		$ 38,728	100%
—	$13.16	16.77%	1.60%		(0.44)%		0.13%		$ 33,163	116%
(1.77)	$11.22	0.37%	1.60%		(0.14)%		0.00	%(10)	$ 16,637	146%
—	$10.35	(7.75)%	1.66%		(0.57)%		0.00%		$ 14,266	88%

—	$13.18	14.61%	1.37	%(8)	0.02	%(8)	0.11	%(8)	$ 57,182	116%
(1.77)	$11.32	1.04%	1.35%		0.12%		0.00	%(10)	$ 38,893	146%
(0.01)	$10.45	(7.62)%	1.41%		(0.31)%		0.00%		$ 28,308	88%

(0.01)	$11.72	17.31%	1.31	%(8)	(0.15	)%(8)	0.36	%(8)	$102,961	19%
—	$ 6.46	(44.88)%	1.22%		(0.42)%		0.26%		$ 44,019	62%
—	$ 4.44	(31.27)%	1.34%		(0.55)%		0.25%		$ 22,363	17%

(0.59)	$ 9.41	5.79%	0.87%		6.36%		0.40%		$ 31,829	171%
(0.57)	$ 9.77	10.14%	0.82%		5.87%		0.40%		$ 34,521	175%
(0.50)	$ 9.85	6.03%	0.91%		5.12%		0.67%		$ 38,928	55%
(0.51)	$ 9.47	1.39%	1.06%		5.19%		0.55%		$ 29,898	55%
(0.51)	$ 9.93	10.44%	0.93%		5.27%		0.55%		$ 25,415	58%
(0.25)	$10.30	6.31%	0.95%		4.60	%(12)	0.55%		$ 24,837	2%

(0.19)	$ 9.47	2.58%	0.81	%(8)	5.57	%(8)	0.55	%(8)	$102,968	55%
(0.53)	$ 9.93	10.72%	0.68%		5.52%		0.55%		$ 84,298	58%
(0.26)	$10.30	6.45%	0.70%		4.86	%(12)	0.55%		$ 80,132	2%

(0.21)	$10.01	2.18%	1.00	%(8)	5.73	%(8)	0.67	%(8)	$ 41,597	16%
(0.58)	$10.50	10.94%	0.87%		5.63%		0.67%		$ 37,858	42%
(0.26)	$10.92	6.54%	0.89%		5.01	%(12)	0.67%		$ 33,596	7%

(0.15)	$ 9.98	1.31%	1.00	%(8)	4.16	%(8)	0.61	%(8)	$ 66,582	9%
(0.43)	$10.25	7.08%	0.89%		4.18%		0.61%		$ 59,483	25%
(0.21)	$10.47	4.22%	0.92%		4.02	%(12)	0.61%		$ 56,315	10%

(0.16)	$10.01	1.76%	1.00	%(8)	4.57	%(8)	0.60	%(8)	$ 69,119	0%
(0.51)	$10.29	8.00%	0.91%		4.48%		0.60%		$ 57,481	48%
(0.22)	$10.60	5.16%	0.92%		4.10%		0.60%		$ 54,607	14%

(0.05)	$ 1.00	4.57%	1.01%		4.58%		0.17%		$ 26,263	—
(0.05)	$ 1.00	4.92%	1.00%		4.51%		0.18%		$ 508	—
(0.04)	$ 1.00	4.49%	1.03%		4.25%		0.46%		$ 8,422	—
(0.04)	$ 1.00	4.53%	1.07%		4.55%		0.40%		$ 23,842	—
(0.05)	$ 1.00	5.32%	1.07%		5.13%		0.40%		$103,460	—
(0.01)	$ 1.00	1.40%	1.07%		2.68%		0.40%		$ 44,368	—

(0.05)	$ 1.00	5.09%	0.51%		5.00%		0.17%		$372,037	—
(0.05)	$ 1.00	5.22%	0.58%		5.11%		0.11%		$318,122	—
(0.05)	$ 1.00	4.76%	0.69%		4.65%		0.25%		$425,054	—
(0.05)	$ 1.00	4.90%	0.72%		4.83%		0.25%		$323,076	—
(0.06)	$ 1.00	5.69%	0.72%		5.56%		0.25%		$243,367	—
(0.02)	$ 1.00	1.58%	0.72%		3.12%		0.25%		$238,432	—

(0.03)	$ 1.00	3.35%	1.08	%(8)	3.86	%(8)	0.47	%(8)	$ 3,309	—
(0.04)	$ 1.00	4.20%	1.10%		4.20%		0.40%		$ 4,373	—
(0.05)	$ 1.00	5.11%	1.08%		5.03%		0.40%		$ 5,449	—
(0.02)	$ 1.00	1.32%	1.07%		2.48%		0.40%		$ 6,783	—

(0.05)	$ 1.00	4.83%	0.57%		4.74%		0.13%		$141,011	—
(0.05)	$ 1.00	5.00%	0.63%		4.88%		0.08%		$117,424	—
(0.04)	$ 1.00	4.49%	0.72%		4.39%		0.25%		$138,097	—
(0.04)	$ 1.00	4.57%	0.75%		4.52%		0.25%		$150,085	—
(0.05)	$ 1.00	5.48%	0.73%		5.35%		0.25%		$159,287	—
(0.01)	$ 1.00	1.50%	0.72%		2.94%		0.25%		$161,742	—

See Notes which are an integral part of the Financial Statements

(1)	Represents a return of capital for federal income tax purposes.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.
(4)	As of July 21, 2000, Class B shares were no longer offered. All Class B shares were converted to Class R shares.
(5)	Per share amount is based upon the average number of shares outstanding.
(6)	For the six months ended October 31, 2001 (unaudited).
(7)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.
(8)	Computed on an annualized basis.
(9)	Per share amount does not round to $0.01 or $(0.01).
(10)	Percentage amount does not round to 0.01%.
(11)	Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.
(12)	As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. The U.S. Government Securities Fund and Bond Fund began amortizing long-term market premiums and discounts on debt securities, and the Intermediate Tax-Free Bond Fund began amortizing long-term discounts on debt securities.

The effect of this change for the six months ended October 31, 2001 resulted in the following adjustments:

	Net investment income per share	Net realized and unrealized gain/loss per share	Ratio of net investment income to average net assets
U.S. Government Securities Fund R Shares	(0.04)	0.04	(0.69)%
U.S. Government Securities Fund Y Shares	(0.03)	0.03	(0.69)%
Bond Fund R Shares	0.01	(0.01)	(0.20)%
Intermediate Tax-Free Bond Fund R Shares	0.00	0.00	0.01%

Per share, ratios and supplemental data for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.

COMBINED NOTES TO FINANCIAL STATEMENTS

Riggs Funds
October 31, 2001 (unaudited)

Organization
Riggs Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine diversified portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Investment Objective
Riggs Stock Fund (”Stock Fund”)	Seeks to provide growth of capital and income.
Riggs Small Company Stock Fund (“Small Company Stock Fund”)	Seeks to provide long-term capital appreciation.
Riggs Large Cap Growth Fund (“Large Cap Growth Fund”)	Seeks to provide capital appreciation.
Riggs U.S. Government Securities Fund (“U.S. Government Securities Fund”)	Seeks to achieve current income.
Riggs Bond Fund (“Bond Fund”)	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
Riggs Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.
Riggs Long Term Tax Free Bond Fund (“Long Term Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax.
Riggs Prime Money Market Fund (“Prime Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.
Riggs U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Previously, the Stock Fund and Small Company Stock Fund offered Class R, Class Y and Class B Shares, also the Large Cap Growth Fund offered Class R and Class B Shares. As of July 21, 2000, the Class B Shares for all three funds were no longer offered. All Class B Shares were converted to Class R Shares.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations
U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a primary national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Securities for which there are no quotations readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements
It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Riggs Funds

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized/accreted as required by the Internal Revenue Code, as amended (the “Code”) and for financial reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds (except Bond Fund, Intermediate Tax Free Bond Fund, Large Cap Growth Fund and Long Term Tax Free Bond Fund) offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Change in Accounting Principle
As required, effective May 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. The U.S. Government Securities Fund and Bond Fund began amortizing long-term market premiums and discounts and the Intermediate Tax Free Bond Fund began amortizing long-term discounts on debt securities. Prior to May 1, 2001, the U.S. Government Securities Fund and Bond Fund did not amortize long-term market premiums and discounts and the Intermediate Tax Free Bond Fund did not amortize long-term discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of these Funds, but resulted in the following adjustments based on securities held by the funds on October 31, 2001:

	Undistributed (distribution in excess of) Net Investment Income	Accumulated net realized gain (loss) on Investments	Unrealized Appreciation/ Depreciation
U.S. Government Securities Fund	$(419,414)	$178,935	$240,479
Bond Fund	(213,824)	34,084	179,740
Intermediate Tax Free Bond Fund	47,588	—	(47,588)

The effect of this change for the six months ended October 31, 2001 was as follows:

	Undistributed (distribution in excess of) Net Investment Income	Accumulated net realized gain (loss) on Investments	Unrealized Appreciation/ Depreciation
U.S. Government Securities Fund	$(366,808)	$ 23,464	$343,344
Bond Fund	(35,031)	151,152	(116,121)
Intermediate Tax Free Bond Fund	2,562	16,607	(19,169)

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation. For the Funds of the Trust not indicated above, the adoption of the guide did not have any effect on their financial statements.

Federal Taxes
It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward To Expire in 2002	Capital Loss Carryforward To Expire in 2003	Capital Loss Carryforward To Expire in 2005	Capital Loss Carryforward To Expire in 2006	Capital Loss Carryforward To Expire in 2008	Capital Loss Carryforward To Expire in 2009	Total Capital Loss Carryforward
Small Company Stock Fund	—	—	—	—	—	$315,771	$315,771
Large Cap Growth Fund	—	—	—	—	—	561,936	561,936
U.S. Government Securities Fund	—	$1,560,346	$470,326	—	$7,963	—	2,038,635
Bond Fund	—	—	—	—	—	153,961	153,961
Intermediate Tax Free Bond Fund	—	—	—	—	—	124,197	124,197
Prime Money Market Fund	$822,823	20,474	14,610	$4,102	451	—	862,460

When-Issued and Delayed Delivery Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending
Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at a minimum level of 100% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $546, $16,366, $17,792, $3,950, $700 and $5,501 for Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund, respectively, attributable to income earned on securities lending transactions.

Riggs Funds
Loans will be made to firms deemed by the Funds’ adviser to be of good financial standing and will not be made unless, in the judgment of the Funds’ adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds’ rights should the borrower of the securities fail financially.

As of October 31, 2001, the value of securities loaned plus interest, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due Broker	Reinvested Collateral Securities
Stock Fund	706,499	721,473	721,473
Small Company Stock Fund	6,208,222	6,363,228	6,363,228
U.S. Government Securities Fund	22,129,856	22,758,459	22,758,459
Bond Fund	4,502,074	4,571,627	4,571,627
Prime Money Market Fund	200,187	212,015	212,015
U.S. Treasury Money Market Fund	10,000,181	11,116,985	11,116,985

Cash collateral is held in a segregated account.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Stock Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$1,627,904	199,631	$4,054,134	377,951

Shares issued to shareholders in payment of distributions declared	—	—	6,908,078	742,800

Shares redeemed	(4,467,458)	(533,914)	(18,876,429)	(1,658,347)

Net change resulting from Class R Share transactions	$(2,839,554)	(334,283)	$(7,914,217)	(537,596)

	Stock Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$562,029	64,913	$2,406,524	254,130

Shares issued to shareholders in payment of distributions declared	—	—	74,762	8,010

Shares redeemed	(13,956,447)	(1,679,596)	(22,466,229)	(1,938,557)

Net change resulting from Class Y Share transactions	$(13,394,418)	(1,614,683)	$(19,984,943)	(1,676,417)

Riggs Funds

	Stock Fund
	Six Months Ended October 31, 2001		Period Ended April 30, 2001(1)
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$—	—	$592	45

Shares issued to shareholders in payment of distributions declared	—	—	—	—

Shares redeemed	—	—	(285,323)	(24,766)

Net change resulting from Class B Share transactions	—	—	$(284,731)	(24,721)

Net change resulting from share transactions	$(16,233,972)	(1,948,966)	$(28,183,891)	(2,238,734)

	Small Company Stock Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$891,001	81,987	$2,542,767	196,598

Shares issued to shareholders in payment of distributions declared	—	—	1,839,920	184,176

Shares redeemed	(2,058,847)	(187,153)	(17,817,062)	(1,417,466)

Net change resulting from Class R Share transactions	(1,167,846)	(105,166)	$(13,434,375)	(1,036,692)

	Small Company Stock Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$900,988	79,881	$1,805,065	151,610

Shares issued to shareholders in payment of distributions declared	170	15	5,136	512

Shares redeemed	(9,027,214)	(807,570)	(12,620,496)	(1,055,952)

Net change resulting from Class Y Share transactions	$(8,126,056)	(727,674)	$(10,810,295)	(903,830)

	Small Company Stock Fund
	Six Months Ended October 31, 2001		Period Ended April 30, 2001(1)
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$—	—	$50	4

Shares redeemed	—	—	(91,473)	(5,923)

Net change resulting from Class B Share transactions	—	—	$(91,423)	(5,919)

Net change resulting from share transactions	$(9,293,902)	(832,840)	$(24,336,093)	(1,946,441)

	Large Cap Growth Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$453,954	88,450	$5,084,693	497,506

Shares issued to shareholders in payment of distributions declared	—	—	—	—

Shares redeemed	(9,936,925)	(1,858,468)	(21,561,117)	(2,470,455)

Net change resulting from Class R Share transactions	$(9,482,971)	(1,770,018)	$(16,476,424)	(1,972,949)

Riggs Funds

	Large Cap Growth Fund
	Six Months Ended October 31, 2001		Period Ended April 30, 2001(1)
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$—	—	$3,800	316

Shares redeemed	—	—	(24,465)	(1,860)

Net change resulting from Class B Share transactions	—	—	$(20,665)	(1,544)

Net change resulting from share transactions	$(9,482,971)	(1,770,018)	$(16,497,089)	(1,974,493)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$2,707,801	269,501	$4,311,008	439,179

Shares issued to shareholders in payment of distributions declared	345,495	34,433	248,560	25,472

Shares redeemed	(4,510,301)	(451,678)	(10,362,233)	(1,062,787)

Net change resulting from Class R Share transactions	$(1,457,005)	(147,744)	$(5,802,665)	(598,136)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	2,521,242	251,004	$5,739,340	587,858

Shares issued to shareholders in payment of distributions declared	80	8	173	18

Shares redeemed	(9,629,094)	(959,120)	(28,707,061)	(2,972,867)

Net change resulting from Class Y Share transactions	(7,107,772)	(708,108)	$(22,967,548)	(2,384,991)

Net change resulting from share transactions	(8,564,777)	(855,852)	$(28,770,213)	(2,983,127)

	Bond Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$1,568,919	148,147	$5,147,075	508,255

Shares issued to shareholders in payment of distributions declared	12,117	1,142	3,172	304

Shares redeemed	(7,160,277)	(677,452)	(10,797,836)	(1,059,324)

Net change resulting from Class R Share transactions	(5,579,241)	(528,163)	$(5,647,589)	(550,765)

	Intermediate Tax Free Bond Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$1,015,500	98,240	$4,808,828	476,991

Shares issued to shareholders in payment of distributions declared	3,093	298	8,001	787

Shares redeemed	(5,379,512)	(519,315)	(13,631,727)	(1,346,410)

Net change resulting from Class R Share transactions	$(4,360,919)	(420,777)	$(8,814,898)	(868,632)

Riggs Funds

	Long Term Tax Free Bond Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 307,209	29,229	$ 2,784,260	270,461

Shares issued to shareholders in payment of distributions declared	3,261	310	6,452	629

Shares redeemed	(4,872,548)	(464,557)	(16,105,710)	(1,585,904)

Net change resulting from Class R Share transactions	$ (4,562,078)	(435,018)	$ (13,314,998)	(1,314,814)

	Prime Money Market Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 65,428,748	65,428,748	$304,220,418	304,220,418

Shares issued to shareholders in payment of distributions declared	567,590	567,590	2,029,906	2,029,906

Shares redeemed	(125,088,684)	(125,088,684)	(226,633,339)	(226,633,339)

Net change resulting from Class R Share transactions	$ (59,092,346)	(59,092,346)	$ 79,616,985	79,616,985

	Prime Money Market Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$291,355,668	291,355,668	$851,425,268	851,425,268

Shares issued to shareholders in payment of distributions declared	640,695	640,695	3,265,910	3,265,910

Shares redeemed	(296,931,030)	(296,931,030)	(934,404,419)	(934,404,419)

Net change resulting from Class Y Share transactions	$ (4,934,667)	(4,934,667)	$ (79,713,241)	(79,713,241)

Net change resulting from share transactions	$ (64,027,013)	(64,027,013)	$ (96,256)	(96,256)

	U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 5,125,486	5,125,486	$ 10,889,872	10,889,872

Shares issued to shareholders in payment of distributions declared	62,640	62,640	233,607	233,607

Shares redeemed	(3,854,308)	(3,854,308)	(10,047,460)	(10,047,460)

Net change resulting from Class R Share transactions	$ 1,333,818	1,333,818	$ 1,076,019	1,076,019

	U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$153,525,323	153,525,323	$318,327,120	318,327,120

Shares issued to shareholders in payment of distributions declared	170,870	170,870	694,111	694,111

Shares redeemed	(151,241,810)	(151,241,810)	(309,819,067)	(309,819,067)

Net change resulting from Class Y Share transactions	$ 2,454,383	2,454,383	$ 9,202,164	9,202,164

Net change resulting from share transactions	$ 3,788,201	3,788,201	$ 10,278,183	10,278,183

(1)	As of July 21, 2000, Class B Shares were no longer offered.

Riggs Funds

Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
 Riggs Investment Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Stock Fund	0.75%
Small Company Stock Fund	0.80%
Large Cap Growth Fund	0.75%
U.S. Government Securities Fund	0.75%
Bond Fund	0.75%
Intermediate Tax Free Bond Fund	0.75%
Long Term Tax Free Bond Fund	0.75%
Prime Money Market Fund	0.50%
U.S. Treasury Money Market Fund	0.50%

Sub-Advisers
 The Adviser has delegated daily management of the Funds to the following sub-advisers: Riggs Investment Management Corp. (with respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund) and J. Bush & Co. (with respect to Large Cap Growth Fund). The sub-advisers are paid by the Adviser and not by the Funds.

Administrative Fee
 Federated Services Company (“FServ”) and Riggs Bank, N. A. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for an aggregate annual fee as specified below:

Fees payable to FServ:

Maximum Administrative Fee	Average Daily Net Assets of the Riggs Group of Funds
0.140%	on the first $1.2 billion
0.120%	on the next $1.3 billion
0.100%	on the net $1.0 billion
0.800%	on assets in excess of $3.5 billion

Fees Payable to Riggs Bank, N.A.:

Riggs Bank, N.A. provides these services for an annual fee of 0.020% of the average daily net assets of the Funds.

Prior to August 1, 2001, FServ provided the Trust with certain administrative personnel and services. FServ provided these services at an annual rate of 0.160% of the average aggregate daily net assets of the Funds.

Distribution Services Fee
 The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ Class R Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Net Assets of Class
Class R Shares	0.25%

The Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund may pay FSC a fee computed at an annual rate of up to 0.50% of their average daily net assets.

Shareholder Services Fee
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Funds pay up to 0.25% of average daily net assets of the Funds for the period. The fee is paid to FSSC to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Riggs Funds

Portfolio Accounting Fees
FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of the Funds’ average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees
Riggs Bank, Washington D.C. is the Funds’ custodian. The fee paid to Riggs Bank, Washington D.C. is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions
Purchases and sales of investments, excluding long-term U. S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2001, were as follows:

Fund	Purchases	Sales
Stock Fund	15,443,748	28,250,314
Small Company Stock Fund	39,502,885	46,699,295
Large Cap Growth Fund	5,125,250	13,311,397
U.S. Government Securities Fund	0	0
Bond Fund	115,708	6,841,109
Intermediate Tax Free Bond Fund	5,580,946	8,218,451
Long Term Tax Free Bond Fund	7,327,837	12,110,084

Purchases and sales of long-term U.S. government securities for the six months ended October 31, 2001, were as follows.

Fund	Purchases	Sales
U.S. Government Securities Fund	2,197,848	5,850,546
Bond Fund	2,208,592	873,148

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr.

Marjorie P. Smuts

John S. Walsh

OFFICERS

John F. Donahue
Chariman

Peter J. Germain
President

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Judith J. Mackin
Vice President

James E. Ostrowski
Vice President

Richard J. Thomas
Treasurer

C. Grant Anderson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 76656A	609	Riggs Stock Fund R Shares	RISTX
Cusip 76656A	781	Riggs Stock Fund Y Shares	RIYSX
Cusip 76656A	807	Riggs Small Company Stock Fund R Shares	RISCX
Cusip 76656A	799	Riggs Small Company Stock Fund Y Shares	RISYX
Cusip 76656A	849	Riggs Large Cap Growth Fund R Shares	RILCX
Cusip 76656A	500	Riggs U.S. Government Securities Fund R Shares	RIBDX
Cusip 76656A	773	Riggs U.S. Government Securities Fund Y Shares	RIUSX
Cusip 76656A	872	Riggs Bond Fund R Shares	RIBRX
Cusip 76656A	864	Riggs Intermediate Tax Free Bond Fund R Shares	RIIBX
Cusip 76656A	856	Riggs Long Term Tax Free Bond Fund R Shares	RILTX
Cusip 76656A	203	Riggs Prime Money Market Fund R Shares	RRPXX
Cusip 76656A	104	Riggs Prime Money Market Fund Y Shares	RYPXX
Cusip 76656A	401	Riggs U.S. Treasury Money Market Fund R Shares	RGSXX
Cusip 76656A	302	Riggs U.S. Treasury Money Market Fund Y Shares	RYTXX